Unique ID Seller /  GS     Borrower  Overall  Final   Credit Exception(s)                                                                         Credit Comment(s)                                                        Final       Compliance Exception(s)                                                                                 Compliance Comment(s)                                                                                         Fitch Final Subject  Fees      Document     State Origination  Purpose at    Occupancy   Originator Original   Unpaid     Originator   Due
          Servicer  Loan   Last Name Event    Credit                                                                                                                                                                       Compliance                                                                                                                                                                                                                        Compliance  to High  Captured  Used for           Date         Origination   at                     Principal  Principal  Loan         Diligence
          Loan      Number           Level    Event                                                                                                                                                                        Event                                                                                                                                                                                                                             Grade       Cost     for       Testing                                       Origination            Balance    Balance    Designation  Loan
          Number                     Grade                                                                                                                                                                                                                                                                                                                                                                                                                               Lending  Testing                                                                                                           Designation

571202282 XXX       XXX              3        1                                                                                                                                                                            3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No                     NY    11/XX/2016   Refinance                            $XXX
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/XX: File is missing one or more of the core documents required for a review.  Missing docs include Security Instrument, HELOC Agreement, HUD, Final 1003, and other critical docs.
571202265 XXX       XXX    XXX       2        1       *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not  *** (CLEARED) Missing Document: Appraisal not provided                   2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was      *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided   B           Yes      No                     NJ    3/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      been inspected. - EV1                                                                       COMMENT: 2022/XX/XX: The Lender guidelines require a full/interior                   provided with the right to receive a copy of the Appraisal Disclosure. - EV2                            with the right to receive a copy of the Appraisal Disclosure.
                                                      *** (CANCELLED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to Appraisal is required and is missing.                                                *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score COMMENT: 2022/XX/XX: No evidence in the loan files that Borrower was provided with a Right to receive a copy
                                                      the most recent FEMA disaster. - EV1                                                                                                                                             Disclosure. - EV2                                                                                       of the Appraisal Disclosure.
                                                      *** (CLEARED) Missing Document: Appraisal not provided - EV1                                                                                                                     *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor
                                                      *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                      *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule:       did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                      *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                             Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to  COMMENT: 2022/XX/XX: Borrower was not provided with a Notice of Special Flood Hazard Disclosure within a
                                                      *** (CLEARED) Missing Document: Flood Insurance Policy not provided - EV1                                                                                                        closing. - EV2                                                                                          reasonable time prior to Closing on 03/XX/2018.
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in
                                                      *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to      the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence
                                                      *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1                                                                                           borrower. - EV2                                                                                         delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                      *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                      *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee
                                                      - EV1                                                                                                                                                                            in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to    tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                       evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was    COMMENT: 2022/XX/XX: File does not have a copy of the Loan Estimate.
                                                                                                                                                                                                                                       used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial    *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1:
                                                                                                                                                                                                                                       Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX
                                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over    on Final Closing Disclosure provided on 03/XX/2018 not accurate. (Final/03/XX/2018)
                                                                                                                                                                                                                                       Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over COMMENT: 2022/XX/XX: The final CD reflects Non Escrowed Property Costs over year 1 of $XXX.  However, the HOA
                                                                                                                                                                                                                                       Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2018 not accurate. (Final/03/XX/2018) - EV2 fee was not verified.
                                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                       Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page
                                                                                                                                                                                                                                       page XXX that does not match the actual Finance Charge for the loan (fee amounts included in Finance    5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge
                                                                                                                                                                                                                                       Charge calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018) - EV2          calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018)
                                                                                                                                                                                                                                       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure:     COMMENT: 2022/XX/XX: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -
                                                                                                                                                                                                                                       Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.       $XXX.  Loan File does not have a Compliance Report in place, Unable to determine source of the variance.
                                                                                                                                                                                                                                       (Initial/03/XX/2018) - EV2                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing
                                                                                                                                                                                                                                       *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent       Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                       Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding      (Initial/03/XX/2018)
                                                                                                                                                                                                                                       Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                 COMMENT: 2022/XX/XX: Initial CD dated 03/XX/2018 was not provided to the Borrower al least 3 business days to
                                                                                                                                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA           Closing on 03/XX/2018.
                                                                                                                                                                                                                                       Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee   *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance
                                                                                                                                                                                                                                       Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.        exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit
                                                                                                                                                                                                                                       (77213) - EV2                                                                                           previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA           COMMENT: 2022/XX/XX: Final Lender Credit of -$XXX is less than the initially disclosed amount of $XXX.
                                                                                                                                                                                                                                       Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated
                                                                                                                                                                                                                                       Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.        Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of $XXX
                                                                                                                                                                                                                                       (77181) - EV2                                                                                           exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77213)
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/XX: Title-Notice of Settlement Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                               Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77181)
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/XX: Title-Recording Service  Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
571202339 XXX       XXX    XXX       3        3       *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and  *** (CANCELLED) Asset documentation requirements not met.                2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA  *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                       B           No       No                     NV    6/XX/2017    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      assigns, per guideline requirements. - EV3                                                  COMMENT: 2022/XX/XX: File is missing 2 months bank statements to verify              Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three COMMENT: 2022/XX/XX: The file is missing one or more of the core documents required for a review.  Please
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NV - EV3                               assets.                                                                              (3) business days prior to consummation. (Type:Primary/06/XX/2017) - EV2                                provide  an initial 1003, a final 1003, an Approval, AUS or 1008, and an origination credit report.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NV - EV3                               *** (CLEARED) Missing Document: Fraud Report not provided                            *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule
                                                      *** (CANCELLED) Asset documentation requirements not met. - EV1                             COMMENT: 2022/XX/XX: A complete valid Fraud report was not provided as               (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                      *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not  required                                                                             - EV2
                                                      been inspected. - EV1                                                                                                                                                            *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                      *** (CANCELLED) Guideline Issue:Insufficient asset documentation. - EV1                                                                                                          Disclosure. - EV2
                                                      *** (CLEARED) Missing Document: Appraisal not provided - EV1                                                                                                                     *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                      *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                             Compliance tests were run using an application date of 05/XX/2017 which is 1 months prior to
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                       *** (CLEARED) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone:
                                                      *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1                                                                                           Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) (Missing Data) Missing Contract Price Data: Contract Sales Price not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2017 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Closing Disclosure:  No Document Used For Fee Testing: Missing Final Closing
                                                                                                                                                                                                                                       Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2017 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV1
571202273 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the  *** (CLEARED) Asset documentation requirements not met.                  2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was      *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided   B           Yes      No                     CA    10/XX/2016   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      most recent FEMA disaster. - EV3                                                            COMMENT: 2022/XX/XX: File is missing two months verification of asset                provided with the right to receive a copy of the Appraisal Disclosure. - EV2                            with the right to receive a copy of the Appraisal Disclosure.                                                                                                                                                                           QM           QM
                                                      *** (CLEARED) Aged document: Credit Report  is more than 90 days prior to the note date.:   documentation.                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure  COMMENT: 2022/XX/XX: File does not evidence the consumer was provided with the right to receive a copy of the
                                                      Credit Report: Original // Borrower: XXX - EV1                                              *** (CLEARED) Income documentation requirements not met.                             Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to      Appraisal Disclosure.
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1                               COMMENT: 2022/XX/XX: File is missing third party verification of                     borrower. - EV2                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in
                                                      *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1      employments along with K-1's.                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence
                                                      *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not  *** (CLEARED) Missing Document: Stated not provided                                  in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to    delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                      been inspected. - EV1                                                                       COMMENT: 2022/XX/XX: File is missing a complete appraisal                            evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was    estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                          used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial    tolerance cure of up to $XXX may be required.
                                                      *** (CLEARED) Income documentation requirements not met. - EV1                                                                                                                   Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                COMMENT: 2022/XX/XX: Loan estimates are missing from the file.
                                                      *** (CLEARED) Missing Document: Account Statements - Personal not provided - EV1                                                                                                 *** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October     *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan
                                                      *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                             2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                  Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016) - EV2 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge
                                                      *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                       *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan        calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
                                                      *** (CLEARED) Missing Document: Stated not provided - EV1                                                                                                                        Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on COMMENT: 2022/XX/XX: The final CD reports the finance charge to be $XXX but the system calculated the finance
                                                      *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                      page XXX that does not match the actual Finance Charge for the loan (fee amounts included in Finance    charges to be be $XXX.
                                                      - EV1                                                                                                                                                                            Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2          *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan     Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on
                                                                                                                                                                                                                                       Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation on page XXX that does not match the actual total of payments for the loan (fee amounts included in TOP  are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
                                                                                                                                                                                                                                       calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2                 COMMENT: 2022/XX/XX: The final CD reports the total of payments to be $XXX but the system calculated the
                                                                                                                                                                                                                                       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure:     total of payments to be $XXX.
                                                                                                                                                                                                                                       Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing
                                                                                                                                                                                                                                       (Final/10/XX/2016) - EV2                                                                                Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2016)
                                                                                                                                                                                                                                       *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                           COMMENT: 2022/XX/XX: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to
                                                                                                                                                                                                                                       *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan  closing.
                                                                                                                                                                                                                                       Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1          *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                       *** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank COMMENT: 2022/XX/XX: The file is missing one or more of the core documents required for a review.  Please
                                                                                                                                                                                                                                       2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120  provide an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                                                                                                                                                                                                       days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan
                                                                                                                                                                                                                                       Letter, or other Third Party Verification. (XXX XXX/S-Corp) - EV1                                       Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                       *** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to    COMMENT: 2022/XX/XX: Loan designation failure due to qm fail. File is missing income and asset documentation.
                                                                                                                                                                                                                                       calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-     *** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to
                                                                                                                                                                                                                                       Corp) - EV1                                                                                             calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                       *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not  COMMENT: 2022/XX/XX: File is missing third party verification of employment and K-1's.
                                                                                                                                                                                                                                       satisfied. - EV1                                                                                        *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not
                                                                                                                                                                                                                                       *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified       satisfied.
                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.            COMMENT: 2022/XX/XX: Cannot verify the ability to repay without all income documentation.
                                                                                                                                                                                                                                       (XXX/11226721) - EV1                                                                                    *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage
                                                                                                                                                                                                                                       *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed     (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11226721)
                                                                                                                                                                                                                                       income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1                                    COMMENT: 2022/XX/XX: File is missing third party verification of employments along with K-1's.
571201575 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed     B           No       Yes       Final HUD1   NV    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance   those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high
                                                                                                                                                                                                                                       testing. - EV2                                                                                          cost testing.
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1      COMMENT: 2022/XX/XX: Under disclosure due to HELOC agreement did not disclose title insurance in the amount exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and of $XXX.
                                                                                                                                                                                                                                       local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
571201525 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively                                                                                                                    B           No       Yes       Final HUD1   LA    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201513 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1      *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed     B           No       Yes       Final HUD1   KY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high
                                                                                                                                                                                                                                       local high cost testing. - EV2                                                                          cost testing.
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC         COMMENT: 2022/XX/XX: HELOC agreement did not disclose homeowners insurance escrow of $XXX
                                                                                                                                                                                                                                       Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
571201607 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        FL    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201598 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       Final HUD1   NE    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
571201630 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       Final HUD1   MO    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
571201574 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CO    8/XX/2004    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201921 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           No       Yes       HELOC        NY    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              Agreement
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                                       5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
571201815 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of                                                                                                                    B           Yes      Yes       HELOC        NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                      Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201948 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission   is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or        COMMENT: 2022/XX/XX: Unable to determine under disclosure due to missing TIL itemization of amount financed.
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                               District of Columbia) - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                      Position: 1 - EV3                                                                                                                                                                $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                                       5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                                       Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201897 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      Yes       HELOC        NY    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002. - EV2
571201917 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):                                                                                                                  B           Yes      Yes       HELOC        NY    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                               Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201883 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   AZ    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
571202136 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           No       Yes       Final HUD1   OH    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202149 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds XX.XX% of Original Principal                                                                                                                    C           Yes      Yes       Final HUD1   TX    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.50000% is in excess of the allowable maximum of XX.XX% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                                                       XX.XX%.) - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202314 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   TX    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2                                               is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due COMMENT: 2022/XX/XX: Approval indicates an index value of XX.XX% was used. The closest index value available
                                                                                                                                                                                                                                       to missing Initial Loan Application Date. - EV2                                                         in our look-back period is XX.XX%.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202313 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   IN    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202274 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202332 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202266 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   TX    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV1
571202334 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   NJ    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202328 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   TX    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas  is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on           COMMENT: 2022/XX/XX: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202312 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   TX    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2022/XX/XX: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202277 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202278 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   TX    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
571202275 XXX       XXX    XXX       2                *** (OPEN) Credit Exception: - EV3                                                          *** (OPEN) Credit Exception:                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   MI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2022/XX/XX: Note amount is $XXX. Final TIL in file reflects                 *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                  $XXX XXX as loan amount which is the Amount Financed from the Final                  provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                  Truth in Lending.                                                                    *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan
                                                                                                                                                                                                                                       Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                       Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No
                                                                                                                                                                                                                                       document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
571202226 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   IL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home
                                                                                                                                                                                                                                       Loan Act: Points and Fees on subject loan of 5.00587% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XXX (2005). Points and Fees total $XXX on a Total
                                                                                                                                                                                                                                       Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2005) (an overage of $XXX or XX.XX%).
                                                                                                                                                                                                                                       Non-Compliant High Cost Loan. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 02/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 03/XX/2005,
                                                                                                                                                                                                                                       02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004. - EV1
571202154 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NV    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202284 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   NY    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202004 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing
                                                                                                                                                                                                                                       Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to
                                                                                                                                                                                                                                       determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV1
571202326 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     B           Yes      Yes       Final HUD1   TX    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning           $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating     COMMENT: 2022/XX/XX: Unable to determine reason for under disclosure due to missing itemization of amount
                                                                                                                                                                                                                                       that the owner(s) received the Notice at least 12 days prior to closing. - EV2                          financed.
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal
                                                                                                                                                                                                                                       Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.12571% is in excess of the allowable maximum of XX.XX% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                                                       XX.XX%.) - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge
                                                                                                                                                                                                                                       of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing
                                                                                                                                                                                                                                       Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1
571202187 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           No       Yes       Final HUD1   OR    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              (3) days of application due to missing information. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201899 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   DE    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202296 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home                                                                                                                  C           Yes      Yes       Final HUD1   IL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Loan Act: Points and Fees on subject loan of 5.46744% is in excess of the allowable maximum of the greater of XX.XX% of the Total Loan Amount and $XXX (2005). Points and Fees total $XXX on a Total Loan
                                                                                                                                                                                                                                       Amount of $XXX vs. an allowable total of $XXX and $XXX (2005) (an overage of $XXX or XX.XX%).  Non-
                                                                                                                                                                                                                                       Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 04/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 05/XX/2005,
                                                                                                                                                                                                                                       04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, and rate test failure on the following application dates 03/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202113 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   PA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202112 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   NY    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202203 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NY    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                                       6.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.20000%
                                                                                                                                                                                                                                       contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
571202276 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           No       Yes       Final HUD1   OK    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202232 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   NY    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202138 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NJ    11/XX/2004   Refinance     Primary     XXX        $XXX
571202310 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of                                                                                                               B           Yes      Yes       Final HUD1   TX    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the
                                                                                                                                                                                                                                       Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202233 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
571202300 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   SC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                       Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
571202150 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:                                                                                                                  D           Yes      Yes       Estimated    NJ    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                            HUD1
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third
                                                                                                                                                                                                                                       Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (State High Cost) New Jersey High-Cost Loan (Points and Fees): New Jersey Home Ownership
                                                                                                                                                                                                                                       Security Act: Points and Fees on subject loan of 4.63370% is in excess of the allowable maximum of
                                                                                                                                                                                                                                       XX.XX% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX.XX%).  Non-Compliant High Cost Loan. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 07/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 08/XX/2005,
                                                                                                                                                                                                                                       07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005. - EV1
571202349 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   IL    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202348 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                                B           Yes      Yes       Final HUD1   IL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                                       determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                                       5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                       Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
571202140 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   OH    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202241 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   C           Yes      Yes       Final HUD1   TX    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.20161% is in excess is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       of the allowable maximum of XX.XX% of the Original Principal Loan Amount.  Points and Fees total $XXX   COMMENT: 2022/XX/XX: TIL itemization did not disclose Recording Service Fee of $XXX Settlement/Closing/Escrow
                                                                                                                                                                                                                                       on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or      Fee of $XXX and Tax cert fee of $XXX as prepaid finance charge
                                                                                                                                                                                                                                       XX.XX%.) - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower
                                                                                                                                                                                                                                       did not receive list of other resources where mortgage information can be found. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Home Loan Counseling Agencies List Not Provided: Unable to test counseling agencies list due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not
                                                                                                                                                                                                                                       receive a statement regarding the value of mortgage counseling. - EV2
571201835 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test                                                                                                                      B           Yes      Yes       Final HUD1   ME    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Affiliated Business Disclosure due to missing information. - EV2
571201940 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       Disclosure. - EV2                                                                                       COMMENT: 2022/XX/XX: Unable to verify finance charge under disclosure due to missing itemization.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
571202331 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:                                                                                                                  D           Yes      Yes       Estimated    ND    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                            HUD1
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                       (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) North Dakota Prepayment Penalty: North Dakota Prepayment Penalty:  Loan contains prepayment penalty which was not disclosed separately to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201658 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   NY    7/XX/2005    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                       not provided. - EV1
571202386 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      FL    11/XX/2000   UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      following clauses: - EV2                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202403 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      NY    9/XX/2005    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Position: 1 - EV3                                                                                                                                                                unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202400 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      MA    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                       document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202372 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Position: 1 - EV3                                                                                                                                                                unreliable. - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202057 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Position: 1 - EV3                                                                                                                                                                unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202234 XXX       XXX    XXX       3                *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3            *** (OPEN) AUS Findings: Investor qualifying total debt ratio            3           *** (OPEN_UNABLE_TO_CLEAR) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):     *** (OPEN_UNABLE_TO_CLEAR) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):           C           Yes      Yes       Final HUD1   IL    7/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                                                                                                                  discrepancy.                                                                         Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan   Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan                                                                                                                                   SHQM
                                                                                                                                                  COMMENT: 2017/XX/XX: The LP approval reflects DTI of XX.XX%. Calculated              Designation of ATR Fail. - EV3                                                                          Designation of ATR Fail.                                                                                                                                                                                                                (GSE/Agency
                                                                                                                                                  DTI is 48.11%, and exceeds the XX.XX% variance allowed. Calculated DTI               *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Income and Assets - Wages: Ability to     COMMENT: 2017/XX/XX: Diligence was instructed to test as though loan was not agency saleable, making it                                                                                                                                 Eligible)
                                                                                                                                                  is higher than approved due to using monthly property taxes of $XXX.                 Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party        ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was
                                                                                                                                                  Diligence was instructed to test as though loan was not agency saleable,             records. (XXX XXX/Wages) - EV3                                                                          tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition
                                                                                                                                                  making it ineligible for the Temporary Agency QM designation or                      *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Investor Guidelines: Ability to Repay     testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence
                                                                                                                                                  applicable HUD/VA QM designation. As a result, loan was tested against               (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                  the permanent QM definition which utilizes Appendix Q. Loan fails the                - EV3                                                                                                   *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay
                                                                                                                                                  permanent QM definition testing. Loan also fails one of the eight ATR                *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio     (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. (XXX
                                                                                                                                                  Critical Underwriting Factors, resulting in a diligence designation of               exceeds XX.XX% and the images do not provide evidence loan is eligible for purchase, guarantee or       XXX/Wages)
                                                                                                                                                  ATR Fail. Creditor did not provide documentation to support income for               insurance by the appropriate agency. - EV3                                                              COMMENT: 2017/XX/XX: Diligence was instructed to test as though loan was not agency saleable, making it
                                                                                                                                                  the last two years.                                                                  *** (OPEN_UNABLE_TO_CLEAR) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment      ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was
                                                                                                                                                                                                                                       history requirement not met. (XXX/540152) - EV3                                                         tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition
                                                                                                                                                                                                                                       *** (OPEN_UNABLE_TO_CLEAR) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2       testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence
                                                                                                                                                                                                                                       income documentation not sufficient. (XXX XXX/Wages) - EV3                                              designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE COMMENT: 2017/XX/XX: Diligence was instructed to test as though loan was not agency saleable, making it
                                                                                                                                                                                                                                       does not provide minimum ten (10) business day availability for estimate of charges and terms for all   ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was
                                                                                                                                                                                                                                       other settlement charges. - EV2                                                                         tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition
                                                                                                                                                                                                                                       *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing         testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                         designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                               *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds
                                                                                                                                                                                                                                                                                                                                               43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/XX: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                               *** (OPEN_UNABLE_TO_CLEAR) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/540152)
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/XX: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                               *** (OPEN_UNABLE_TO_CLEAR) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/XX: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                                                                                                                               is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/XX: Finance charges under disclosed by $XXX which exceeds the $XXX for refinances. TIL itemization did not disclose a subordination recording fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/XX: GFE reflects good through date as 6/XX/2015.
571202175 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not     *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster   3           *** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q           *** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities     C           Yes      Yes       Final HUD1   GA    8/XX/2014    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                      been inspected. - EV3                                                                       area and has not been inspected.                                                     liabilities requirements due to missing information. - EV3                                              requirements due to missing information.
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               COMMENT: 2019/XX/XX: Missing appraisal/valuation. Subject loan closed                *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to COMMENT: 2019/XX/XX: File is missing all income documention, credit documention, all 1003's
                                                      *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from         8/XX/XX, after the disaster declaration date of XX/XX/XXXX.                          complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3               *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      evidence of insurance. - EV3                                                                *** (OPEN) Final Title Policy is missing. No evidence of title in file.              *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014):       verify debt obligations using reasonably reliable third-party records.
                                                      *** (OPEN) Missing Document: Alternative Credit Documentation not provided - EV3            COMMENT: 2019/XX/XX: Missing Final & preliminary title.                              Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  COMMENT: 2019/XX/XX: File is missing all income documention, credit documention, all 1003's
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                   *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is               *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay  *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                    missing from evidence of insurance.                                                  (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate        Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                     COMMENT: 2019/XX/XX: Missing hazard insurance policy. No document in                 ability to repay. - EV3                                                                                 COMMENT: 2019/XX/XX: File is missing all income documention, credit documention, all 1003's
                                                      *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not    loan file to be able to determine amount of annual hazard policy.                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd- *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank
                                                      provided - EV3                                                                              *** (OPEN) Missing Document: Alternative Credit Documentation not                    Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are   2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %,
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       provided                                                                             DTI: %, LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out -   LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                      *** (OPEN) Missing Document: Note - Senior Lien not provided - EV3                          COMMENT: 2019/XX/XX: No credit documents found in the loan file.                     Other - EV3                                                                                             COMMENT: 2019/XX/XX: No approvals provided
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per   *** (OPEN) Missing Document: Note - Senior Lien not provided                         *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-     *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank
                                                      guideline requirements. - EV2                                                               COMMENT: 2019/XX/XX: Missing documentation for first lien.                           Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV3                   2014): Mortgage-related obligations not considered in loan qualification.
                                                                                                                                                  *** (OPEN) Hazard Insurance policy does not list "Lender its successors              *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to         COMMENT: 2019/XX/XX: File is missing all income documention, credit documention, all 1003's
                                                                                                                                                  and assigns", per guideline requirements.                                            demonstrate compliance with Appendix Q requirements. - EV3                                              *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM
                                                                                                                                                  COMMENT: 2019/XX/XX: Missing hazard insurance policy.                                *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing  Total Debt Ratio information.
                                                                                                                                                                                                                                       QM Total Debt Ratio information. - EV3                                                                  COMMENT: 2019/XX/XX: File is missing all income documention, credit documention, all 1003's
                                                                                                                                                                                                                                       *** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation    *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided):
                                                                                                                                                                                                                                       not provided. Due Diligence Loan Designation is ATR Fail. - EV3                                         TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer.
                                                                                                                                                                                                                                       *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not          COMMENT: 2019/XX/XX: Missing disclosure
                                                                                                                                                                                                                                       Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit):
                                                                                                                                                                                                                                       consumer. - EV2                                                                                         TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
                                                                                                                                                                                                                                       *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically     COMMENT: 2019/XX/XX: Missing appraisal/valuation report
                                                                                                                                                                                                                                       Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to         *** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether
                                                                                                                                                                                                                                       property. - EV2                                                                                         loan is exempt from ability to repay testing due to missing  information.
                                                                                                                                                                                                                                       *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely):    COMMENT: 2019/XX/XX: File is missing all income documention, credit documention, all 1003's
                                                                                                                                                                                                                                       Unable to determine compliance with timely delivery of valuation to borrower due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of
                                                                                                                                                                                                                                       Retail. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of
                                                                                                                                                                                                                                       7.80490% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd-
                                                                                                                                                                                                                                       Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014):
                                                                                                                                                                                                                                       Safe Harbor requirements not satisfied. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                       not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank
                                                                                                                                                                                                                                       2014): NMLSR information not present on Note. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR
                                                                                                                                                                                                                                       Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website:
                                                                                                                                                                                                                                       Unable to test Loan Originator Organization match due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014. - EV2
571202188 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                              3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      PA    8/XX/2014    Refinance     Primary     XXX        $XXX
                                                      been inspected. - EV3                                                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                    accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from                                                                                              unable to perform compliance points and fees tests. - EV3
                                                      evidence of insurance. - EV3                                                                                                                                                     *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone:
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                         be performed. - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                     rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                          *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            origination channel based on the loan documents provided for review. The compliance review was
                                                      *** (OPEN) Missing Document: Note - Senior Lien not provided - EV3                                                                                                               performed with using the equivalent evaluation that would be considered for an Origination Channel of
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per                                                                                        Retail. - EV2
                                                      guideline requirements. - EV2                                                                                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       A lookback period was not able to be performed.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                       07/XX/2014 which is one month prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge:
                                                                                                                                                                                                                                       Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
571202272 XXX       XXX    XXX       3        3       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to                                                                                                                     B                    Yes       Final HUD1   WV    8/XX/2014    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            closing - EV2
571202298 XXX       XXX    XXX       3        3       *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I -                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of B           Yes      Yes       Final HUD1   WV    8/XX/2014    Refinance     Primary     XXX        $XXX
                                                      EV3                                                                                                                                                                              provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                    rate used for testing. - EV2                                                                            Date.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2021/XX/XX: Unable to verify
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-
                                                                                                                                                                                                                                       Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.
                                                                                                                                                                                                                                       Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014) - EV2
                                                                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule
                                                                                                                                                                                                                                       (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                       - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                                       Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form.
                                                                                                                                                                                                                                       The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd-
                                                                                                                                                                                                                                       Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                       Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE
                                                                                                                                                                                                                                       indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank
                                                                                                                                                                                                                                       2014): NMLSR information not present on Note. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR
                                                                                                                                                                                                                                       Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website:
                                                                                                                                                                                                                                       Unable to test Loan Originator Organization match due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014. - EV2
                                                                                                                                                                                                                                       *** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                                       $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2
                                                                                                                                                                                                                                       *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged
                                                                                                                                                                                                                                       for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer
                                                                                                                                                                                                                                       Act: Borrower not charged actual amount for third party fees. - EV2
                                                                                                                                                                                                                                       *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible
                                                                                                                                                                                                                                       Prepayment Penalty): Unable to determine if mortgage loan contains an impermissible prepayment penalty due to missing information. - EV2
571202227 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202142 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No                     NM    1/XX/2015    Refinance     Primary     XXX
571202110 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202195 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202082 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202252 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202145 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202249 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202133 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202177 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202183 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202259 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202172 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202217 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202176 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202257 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202206 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202205 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202089 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202342 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202179 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202230 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202281 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202340 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202345 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202301 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202297 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202303 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202083 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202215 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202182 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202129 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202240 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202181 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202344 XXX       XXX    XXX       1        1                                                                                                                                                                            1                                                                                                                                                                                                                                 A                    No
571202216 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:                                                                                                               D           Yes      Yes       HUD1, not    TN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                signed or
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                stamped
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202101 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   IL    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 4/XX/2006 which is the consummation date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Initial TIL not provided - EV2
571202194 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   GA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
571202256 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not                                                                                                                    B           Yes      Yes       Final HUD1   CO    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2017/XX/XX: Appraisal not provided.                                         Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit
                                                                                                                                                                                                                                       Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
571201775 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2017/XX/XX: Appraisal not provided                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                      *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                             Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202192 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Appraisal not provided.                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202261 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document    *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state                                  D           No       No        Missing      HI    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Appraisal not Provided                                          containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -   COMMENT: 2017/XX/XX: Maximum late charge paid to a financial services company in HI on a 2nd lien is 5%
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202286 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                                  D           Yes      No        Missing      NY    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Missing Appraisal.                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202126 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                                  D           Yes      No        Missing      TX    10/XX/2002   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Missing Appraisal.                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202169 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                  D                    No        Missing      GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Appraisal not provided                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing - EV2
571202124 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                  D           Yes      No        Missing      PA    2/XX/2006    Refinance     Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Missing Appraisal.                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202100 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201756 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC                                                                                                                  B           Yes      Yes       Final HUD1   MO    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201632 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees                                                                                                                    B           Yes      Yes       Final HUD1   MN    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                             Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible
                                                                                                                                                                                                                                       Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty
                                                                                                                                                                                                                                       Disclosure Not Provided Timely at closing): Minnesota Residential Originator and Servicer Licensing
                                                                                                                                                                                                                                       Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571202151 XXX       XXX    XXX       2                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                     *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   TX    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2017/XX/XX: Note is missing page XXX                                        Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
571201929 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Disclosure. - EV2                                                                                       is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  COMMENT: 2017/XX/XX: Unable to determine the reason for the under disclosure due to missing the itemization
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              of amount financed.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
571202123 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                                  D           Yes      No        Missing      TX    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2017/XX/XX: No Appraisal provided.                                          containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202098 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                               *** (OPEN) Missing Document: Security Instrument - Subject Lien not      3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      No        HELOC        TX    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       provided                                                                             Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the                                                                                                                                              Agreement
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3          COMMENT: 2017/XX/XX: Missing page XXX-XXX.                                           Fair Market Value" of homestead property securing loan. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity
                                                      *** (OPEN) Title: Evidence of title is missing - EV3                                        COMMENT: 2017/XX/XX: Missing Appraisal.                                              loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              - EV3
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Unable to determine if loan was closed an authorized location due to missing information. -
                                                                                                                                                                                                                                       EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
                                                                                                                                                                                                                                       - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Unable to test rescission period due to missing information. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(2))  HELOC agreement allows advances under $XXX: Texas Constitution 50(t)(2):
                                                                                                                                                                                                                                       HELOC agreement permits a single debit or advance in an amount less than $XXX. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(8)(B))  During the repayment period installments are not equal: Texas Constitution
                                                                                                                                                                                                                                       50(t)(8)(B):  After the period during which the owner may request advances, installments are not substantially equal. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202127 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: Appraisal not provided.                                         Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201817 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        GA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: Missing both Prelim and Final title policy                      value of a contract sales price or original loan amount, whichever applies. - EV2                       determine compliance with rescission timing requirements.                                                                                    Agreement
                                                      *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2018/XX/XX: No RTC in file
                                                                                                                                                  COMMENT: 2018/XX/XX: Appraisal not provided.                                         Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201749 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571202029 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      B           Yes      Yes       Final HUD1   VA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to borrower. - EV2
571201669 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   LA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201806 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201785 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in                                                                                                                   B           Yes      Yes       Final HUD1   MD    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
571201959 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
571202015 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                 B           Yes      Yes       Final HUD1   VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
571201686 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     D           Yes      No        Missing      CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: Appraisal not provided.                                         (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate         determine compliance with rescission timing requirements.
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,      COMMENT: 2018/XX/XX: Unable to determine.
                                                                                                                                                                                                                                       unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571202285 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2018/XX/XX: Appraisal not provided.                                         Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                                                                                                       Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1
                                                                                                                                                                                                                                       Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                                                                                                                                                                                                       was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
                                                                                                                                                                                                                                       - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202039 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                                       Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form.
                                                                                                                                                                                                                                       The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
571201933 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                 B           No       Yes       Final HUD1   CO    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not
                                                                                                                                                                                                                                       Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit
                                                                                                                                                                                                                                       Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Colorado Consumer Credit Code (Second Lien Credit Score Disclosure Not Provided): Unable to
                                                                                                                                                                                                                                       test due to missing credit score disclosure information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer
                                                                                                                                                                                                                                       Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from
                                                                                                                                                                                                                                       TILA requirements). - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202170 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                  Title                                                                                Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
                                                                                                                                                                                                                                       - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement.
                                                                                                                                                                                                                                       (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201770 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      CT    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: No title provided.                                              (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                                        accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                                                                                                                  COMMENT: 2018/XX/XX: Appraisal Not provided                                          unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202223 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   MD    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201974 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   WA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202337 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201548 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   PA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
571202350 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                                  D           Yes      No        Missing      IL    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV3
                                                                                                                                                                                                                                       *** (OPEN) (County High Cost) Cook County Threshold Loan (Calculated APR/Rate): Cook County Predatory
                                                                                                                                                                                                                                       Lending Ordinance: APR Threshold is exceeded by XX.XX%. APR of 13.24420% exceeds a threshold of XX.XX%
                                                                                                                                                                                                                                       based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of
                                                                                                                                                                                                                                       XX.XX%.  Non-Compliant High Cost Loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201833 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2                                                                                          COMMENT: 2018/XX/XX: RTC not found in file
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571202214 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   CA    1/XX/2006    Refinance     Primary     XXX        $XXX
571202041 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1                                                                                                                B           Yes      Yes       Estimated    PA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local                                                                                                                                               HUD1
                                                                                                                                                                                                                                       high cost testing - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201809 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
571201807 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           Yes      Yes       Final HUD1   FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    COMMENT: 2018/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    not provided to the borrower by closing.
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2                                                  COMMENT: 2018/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                       Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
571202050 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        CA    3/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either preliminary or final               found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  title                                                                                testing. - EV2                                                                                          COMMENT: 2018/XX/XX: Verified
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201818 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of B           Yes      No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance   a contract sales price or original loan amount, whichever applies.                                                                           Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2                                                                                          COMMENT: 2018/XX/XX: No appraisal or value provided.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2018/XX/XX: RTC not provided.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201665 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        CA    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title                                                                                testing. - EV2                                                                                          COMMENT: 2018/XX/XX: Unable to determine occupancy status.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201780 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not    *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.          B           Yes      No        HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2              COMMENT: 2018/XX/XX: 10 day grace period does not meet minimum 15 day requirement for the state of NY.                                       Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance   COMMENT: 2018/XX/XX: Greater of 5% of $XXX exceeds 2% maximum for the state of NY.
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
571201915 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                  B           Yes      No        HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance   COMMENT: 2018/XX/XX: 5% late charge exceeds 2% maximum per State (NY)                                                                        Agreement
                                                                                                                                                  Title                                                                                testing. - EV2                                                                                          *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       COMMENT: 2018/XX/XX: Missing from file.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                       signed by borrower(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201679 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        MA    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                                                                                                       testing. - EV2                                                                                          COMMENT: 2018/XX/XX: Not found in the file.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201751 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per   B           Yes      No        HELOC        MA    9/XX/2007    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance   state.                                                                                                                                       Agreement
                                                                                                                                                  Title                                                                                testing. - EV2                                                                                          COMMENT: 2018/XX/XX: Grace period: Grace period of 10 days is less than 15 days minimum per state (MA).
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       per state.
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:    COMMENT: 2018/XX/XX: Late fee of 5% exceeds maximum of 3% per state (MA).
                                                                                                                                                                                                                                       Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                                       determined that the home loan is in the borrower's interest. - EV2                                      determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum COMMENT: 2018/XX/XX: Missing Right of Rescission per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201593 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201790 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   PA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                  Title.                                                                               Disclosure to applicant within three (3) business days of application. - EV2
571201711 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   NY    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202271 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas                                                                                                                     C           Yes      Yes       Final HUD1   TX    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not
                                                                                                                                                  Title.                                                                               provided to borrower. - EV3
                                                                                                                                                  *** (OPEN) Final Title Policy is missing. No evidence of title in file.              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off
                                                                                                                                                  COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off
                                                                                                                                                  Title.                                                                               period. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
571202330 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the         title.                                                                               Fair Market Value" of homestead property securing loan. - EV3
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202335 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                                                                                                       Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1
                                                                                                                                                                                                                                       Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                                                                                                                                                                                                       was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement.
                                                                                                                                                                                                                                       (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201930 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   NY    4/XX/2008    Refinance     Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to
                                                                                                                                                  Title.                                                                               consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
571201949 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                D           Yes      No        Missing      MA    9/XX/2009    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -   COMMENT: 2018/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       EV3                                                                                                     note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the not provided to the borrower by closing.
                                                                                                                                                                                                                                       origination channel based on the loan documents provided for review. The compliance review was          COMMENT: 2018/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       performed with using the equivalent evaluation that would be considered for an Origination Channel of   note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       Retail. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender
                                                                                                                                                                                                                                       and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):
                                                                                                                                                                                                                                       Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                       not provided to the borrower. - EV2
571201942 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either the Preliminary or                 found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Final Title.                                                                         testing. - EV2                                                                                          COMMENT: 2018/XX/XX: RTC not in file.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201898 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     D           Yes      No        Missing      FL    11/XX/2004   UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate         determine compliance with rescission timing requirements.
                                                                                                                                                  Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,      COMMENT: 2018/XX/XX: verified missing rtc
                                                                                                                                                                                                                                       unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not
                                                                                                                                                                                                                                       provide statement that the consumer should consult a tax advisor. - EV2
571201720 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      Yes       HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                       determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2018/XX/XX: missing
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201719 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title                                                                                testing. - EV2                                                                                          COMMENT: 2018/XX/XX: The RTC was not provided in the loan file.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201717 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      Yes       HELOC        CA    4/XX/2006    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                       determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2018/XX/XX: Unable to locate Right to Cancel
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202051 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2                                                                                          COMMENT: 2018/XX/XX: RTC not received
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201950 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        CT    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title                                                                                testing. - EV2                                                                                          COMMENT: 2018/XX/XX: The RTC is missing from this file.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202346 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      No        HELOC        IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
571202040 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      IL    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                                                                                                                  Title                                                                                accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201842 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      Yes       HELOC        TN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance   determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2                                                                                          COMMENT: 2018/XX/XX: Right to Cancel not provided.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571202251 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
571201673 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final
                                                                                                                                                  Title.
571201996 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   FL    11/XX/2007   Refinance     Primary     XXX        $XXX
571201768 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        SC    11/XX/2004   Refinance     Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
571201668 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home     *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did    C           Yes      Yes       HELOC        RI    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3   not contain record(s) documenting high-cost home loan analysis.                                                                              Agreement
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         COMMENT: 2019/XX/XX: Lender is XXX, therefore exempt from regulation.
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                            Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not    disclosure not provided.
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2              COMMENT: 2019/XX/XX: Lender is XXX, therefore exempt from regulation.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business provided.
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated         COMMENT: 2019/XX/XX: Lender is XXX, therefore exempt from regulation.
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                       Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost
                                                                                                                                                                                                                                       Home Loans disclosure not provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                                       Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to
                                                                                                                                                                                                                                       conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Rhode Island Tangible Net Benefit Testing: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV1
571201857 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201830 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CO    3/XX/2003    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201810 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201988 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      Yes       HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                       Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
571202003 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        MA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                       Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201855 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        HELOC        FL    10/XX/2005   UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                                       Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
571201701 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
571201834 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was  C           Yes      Yes       Final HUD1   CA    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Counseling Notice Not Provided): California Covered Loan: Borrower not provided with Consumer Caution   not provided to the borrower by closing.
                                                                                                                                                                                                                                       and Home Ownership Counseling Notice. - EV3                                                             COMMENT: 2019/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       *** (OPEN) (State High Cost Provision) California Covered Loan (Financed Fees Exceeds Threshold):       note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       California Covered Loan: Lender financed points and fees in excess of the greater of XX.XX% or $XXX. -
                                                                                                                                                                                                                                       EV3
                                                                                                                                                                                                                                       *** (OPEN) (State High Cost) California Covered Loan (Points and Fees): California Anti-Predatory
                                                                                                                                                                                                                                       Lending Statute: Points and Fees on subject loan of XX.XX% is in excess of the allowable maximum of
                                                                                                                                                                                                                                       XX.XX% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX.XX%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL
                                                                                                                                                                                                                                       APR of XX.XX% is underdisclosed from calculated APR of 8.44755% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.85547% is in excess of the allowable maximum of the greater of XX.XX% of the Original Loan Amount and $XXX (2008). FNMA Finance
                                                                                                                                                                                                                                       Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or XX.XX%). - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV1
571202329 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                  Title.                                                                               Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ):
                                                                                                                                                                                                                                       Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the
                                                                                                                                                                                                                                       Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
571202102 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
571201767 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA                                                                                                                 B           Yes      Yes       Final HUD1   TN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
571202107 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        NC    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201710 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        WA    10/XX/2007   UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201762 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201699 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    10/XX/2003   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201733 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either the Preliminary or                 found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Final Title.                                                                         testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                             Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201728 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    10/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202047 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201696 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not    *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete                                           B           No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2              COMMENT: 2019/XX/XX: RTC form is illegible for the expiration date.                                                                          Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                       Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
571201755 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
571201877 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an          *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible  C           No       No        HELOC        NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3               late charge of greater than 5.0% or a grace period less than 15 days.                                                                        Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2019/XX/XX: 10 day grace period is less than 15 day minimum per state (NJ)
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201848 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201737 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   IL    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2            is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  COMMENT: 2019/XX/XX: Itemization of amount financed does not include a $XXX subordination recording fee as
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              prepaid finance charges.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
571201967 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   VA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
571201789 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   OK    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009. - EV2
571201680 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   IN    7/XX/2009    Refinance     Primary     XXX        $XXX
571201954 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201960 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
571201577 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201828 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        MA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                       Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
571202146 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2018/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                  Title                                                                                Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement.
                                                                                                                                                                                                                                       (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of
                                                                                                                                                                                                                                       documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No
                                                                                                                                                                                                                                       evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a
                                                                                                                                                                                                                                       Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security
                                                                                                                                                                                                                                       instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV1
571202144 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                  Title                                                                                Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202262 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6)
                                                                                                                                                  Title                                                                                loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201721 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days  B           No       Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance   of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                                                       testing. - EV2                                                                                          applicant within three (3) business days of application.
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business COMMENT: 2019/XX/XX: Affiliated Business Arrangement Disclosure was provided at closing not prior to closing.
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement    *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2                            Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth   transaction date of 11/XX/2007.
                                                                                                                                                                                                                                       in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days     COMMENT: 2019/XX/XX: Per HUD-1 loan disbursed 11/XX/2007.  No other dates indicated on HUD-1 or Notice of
                                                                                                                                                                                                                                       from transaction date of 11/XX/2007. - EV2                                                              Right to Cancel.
571201816 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
571201706 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        NV    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Title Evidence is not a standard policy. - EV3                                                                                                                        able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
571201596 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      WA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                                                                                                                  Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201647 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        Line of      FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: Preliminary and Final Title not provided.                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Credit
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                                   Closing
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance                                                                                                                                                Statement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV1
                                                                                                                                                                                                                                       *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
571201776 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        GA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                 *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201564 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        CT    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201526 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201919 XXX       XXX              2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        MD    1/XX/2007    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: missing title                                                   able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
571202012 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201811 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    2/XX/2006    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: Title missing                                                   found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201744 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202005 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        NC    8/XX/2004    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202292 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201931 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed     B           Yes      Yes       Final HUD1   NY    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                       those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost
                                                                                                                                                  Title                                                                                *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1      testing
                                                                                                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local  COMMENT: 2019/XX/XX: Appears to be due to Lender Credit for $XXX for Mortgage Tax which may be part of the
                                                                                                                                                                                                                                       high cost testing - EV2                                                                                 Fee Not Disclosed due to missing HUD Addendum.
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA   *** (CLEARED) Missing Document: HUD-1 Addendum not provided
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2 COMMENT: 2019/XX/XX: Line 1113 of HUD indicates (See Exhibit 1113) with amount of $XXX.  Missing this exhibit
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business so have included entire amount as misc fee.
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1
571202156 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage                                                                                                                  B           No       Yes       Final HUD1   TX    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 05/XX/2007 - EV2
571201990 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           Yes      Yes       Final HUD1   MA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Disclosure. - EV2
571201656 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        SC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                       Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571201664 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202131 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       HELOC        GA    12/XX/2002   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3                                                                                                                                                                             Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201797 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           Yes      No        HELOC        CT    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                       determine compliance with rescission timing requirements.                                                                                    Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2019/XX/XX: Verified no signature date on document
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
571202153 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                                  D           No       No        Missing      KS    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either preliminary or final               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                  title.                                                                               EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to
                                                                                                                                                                                                                                       consummation.  A lookback was performed to determine this application date.   The final date used for
                                                                                                                                                                                                                                       testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202193 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   TX    2/XX/2006    Purchase      Primary     XXX        $XXX
571201781 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   OH    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                  Title.                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                                       Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form.
                                                                                                                                                                                                                                       The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                       Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                                       Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                                       Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                       Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                       Mortgage Loan Information Document not signed by borrower(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201750 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not
                                                                                                                                                  Title                                                                                found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201550 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   NH    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202157 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                  Title.                                                                               Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1
                                                                                                                                                                                                                                       Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                                                                                                                                                                                                       was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a court order. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201913 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2               *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank                           B           Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                       testing. - EV2                                                                                          is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score COMMENT: 2019/XX/XX: Under disclosure due to the Daily Simple Interest calculation payment stream.
                                                                                                                                                                                                                                       Disclosure. - EV2                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  not provided to the borrower by closing.
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              COMMENT: 2019/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                       Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
571201708 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           Yes      Yes       Final HUD1   IL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not    COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                  Title                                                                                able to be determined. Unable to determine if correct TILA rescission form was used. - EV2              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    not provided to the borrower by closing.
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2                                                  COMMENT: 2019/XX/XX: TIL in file is indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
571201634 XXX       XXX    XXX       1                                                                                                                                                                                     1           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                 A           No       Yes       Final HUD1   NC    12/XX/2007   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV1
571201734 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
571201993 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   SC    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201662 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           Yes      Yes       Final HUD1   TX    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                  Title.                                                                               TIL was not provided to the borrower by closing. - EV2                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA   not provided to the borrower by closing.
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2 COMMENT: 2019/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not   note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV1
571201774 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           No       Yes       Final HUD1   RI    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                       Disclosure. - EV2                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              COMMENT: 2019/XX/XX: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2                                                  not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement date and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
571201698 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not    COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the         Title                                                                                able to be determined. Unable to determine if correct TILA rescission form was used. - EV2              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      not provided to the borrower by closing.
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance   COMMENT: 2019/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       testing. - EV2                                                                                          note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                       Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
571201947 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           Yes      Yes       Final HUD1   NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the         Title                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    not provided to the borrower by closing.
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2                                                  COMMENT: 2019/XX/XX: TIL in file is indicated to be final, expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
571201713 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    2/XX/2007    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either preliminary or final               found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202202 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible                                                                                                                  C           Yes      Yes       HELOC        NJ    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            late charge due to missing information. - EV3                                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201822 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No        Missing                         Refinance     Primary
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                     COMMENT: 2019/XX/XX: File only contains Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
571201908 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
571202143 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201661 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571202299 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.          B           Yes      Yes       HELOC        NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance   COMMENT: 2019/XX/XX: Ten (10) day grace period for the late charge does not conform with 15 day minimum per                                  Agreement
                                                                                                                                                  Title                                                                                testing. - EV2                                                                                          state (NY) Regs.
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       COMMENT: 2019/XX/XX: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201591 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        MI    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 11/XX/2002 - EV2
571201978 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of B           No       No        HELOC        WA    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance   a contract sales price or original loan amount, whichever applies.                                                                           Agreement
                                                                                                                                                                                                                                       testing. - EV2                                                                                          COMMENT: 2019/XX/XX: Appraisal not provided
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC
                                                                                                                                                                                                                                       Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington
                                                                                                                                                                                                                                       HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
571202231 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      FL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201902 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        FL    8/XX/2005    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202287 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        FL    9/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202289 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        Line of      GA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Note Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                       Credit
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                                                   Closing
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to                                                                                                                                                         Statement
                                                                                                                                                                                                                                       consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
571201847 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      GA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202311 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed                                                                                                               C           No       No        Line of      TX    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not                                                                                                                                                     Credit
                                                                                                                                                                                                                                       properly executed by the Lender. - EV3                                                                                                                                                                                                               Closing
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas                                                                                                                                                    Statement
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5))  CLTV exceeds 80% of the value reflected on the AFMV: Texas Constitution
                                                                                                                                                                                                                                       Section 50(t)(5): CLTV of 100.00000% exceeds 80% of $XXX (the value reflected on the AFMV). - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(6))  HELOC Agreement allows advances on HELOC that exceed 50% of the fair market value: Texas Constitution 50(t)(6):  HELOC Agreement does not include provision prohibiting subsequent advance on HELOC if the outstanding principal amount of the HELOC exceeds 50% of the fair market value.
                                                                                                                                                                                                                                       - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ):
                                                                                                                                                                                                                                       Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
571202327 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas                                                                                                                     C           No       No        Line of      TX    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not                                                                                                                                                      Credit
                                                                                                                                                                                                                                       provided to borrower. - EV3                                                                                                                                                                                                                          Closing
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off                                                                                                                                                  Statement
                                                                                                                                                                                                                                       period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004 - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ):
                                                                                                                                                                                                                                       Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 03/XX/2004 - EV2
571202220 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202021 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202019 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202033 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      No        HELOC        IL    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202161 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain copy of neither Initial or                Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the         Final Title.                                                                         Fair Market Value" of homestead property securing loan. - EV3
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1
                                                                                                                                                                                                                                       Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                                                                                                                                                                                                       was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202122 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           Yes      Yes       Final HUD1   TX    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                  Title                                                                                Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202164 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of       C           Yes      Yes       Final HUD1   TX    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to      Credit Not Provided): Unable to test extension of credit due to missing information.
                                                                                                                                                                                                                                       closing. - EV3                                                                                          COMMENT: 2019/XX/XX: Document is not dated
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Unable to test extension of credit due to missing information. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ):
                                                                                                                                                                                                                                       Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201881 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201876 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                                                                                                                  Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC
                                                                                                                                                                                                                                       Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201976 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202263 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        FL    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202341 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201567 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201798 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
571201649 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201856 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        CA    1/XX/2008    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                                                                                                                  Title                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
571201758 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        GA    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                       Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201935 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           Yes      Yes       HELOC        GA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                       Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202250 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      MD    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File contains neither Final nor Preliminary title.              (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201858 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201777 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        MD    7/XX/2007    Refinance     Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201880 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       No        HELOC        TN    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                                                                                                                  Title.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201869 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an          *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible  C           Yes      No        HELOC        NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3               late charge of greater than 5.0% or a grace period less than 15 days.                                                                        Agreement
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3          Title.                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2019/XX/XX: 10 day grace period is less than 15 day minimum per state (NJ).
                                                                                                                                                                                                                                       found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201989 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an          *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible  C           Yes      No        HELOC        NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3               late charge of greater than 5.0% or a grace period less than 15 days.                                                                        Agreement
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2019/XX/XX: Late charge not allowed per state (NJ) - min grace period for **NJ is 15 days - note
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance   states 10 days.
                                                                                                                                                                                                                                       testing. - EV2                                                                                          **Effective 11/XX/2003, no lender making any home loan may charge a late payment fee in excess of 5% of the
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    amount of the payment past due. The late payment fee may only be assessed for a payment past due 15 days or
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       more.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202294 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        VA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201879 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        VA    7/XX/2008    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                  Title.                                                                               testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202016 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   MN    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201732 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   IN    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201735 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201678 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not       B           Yes      Yes       HELOC        NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either a Preliminary or Final             found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance   permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that                                      Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title                                                                                testing. - EV2                                                                                          prepay will not exceed maximum permitted by applicable law.
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    COMMENT: 2019/XX/XX: PPP expired.  $XXX Early Closure/Mortgage Tax Reimbursement is not allowed in the state
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       of NY on a second lien.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201778 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        Itemization  MD    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance                                                                                                                                                referenced
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2                                                                                                                                                                                                                                       in Agreement
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
571202180 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      D           No       No        Missing      TX    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               Fair Market Value" of homestead property securing loan. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                       *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
571202148 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas      D           No       No        Missing      TX    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either a Preliminary or Final             Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Constitution Section 50(a)(6): Legally binding documents signed by borrower contain blank fields.
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title                                                                                Fair Market Value" of homestead property securing loan. - EV3                                           COMMENT: 2019/XX/XX: HELOC Agreement Effective Disbursement date is blank.
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields):
                                                                                                                                                                                                                                       Texas Constitution Section 50(a)(6): Legally binding documents signed by borrower contain blank fields.
                                                                                                                                                                                                                                       - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in
                                                                                                                                                                                                                                       Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
571201792 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an                                                                                                                        C           Yes      No        HELOC        NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                            Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201667 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Grace Period Testing: Unable to determine if grace period meets state minimum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201980 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to     B           No       No        HELOC        AL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2              determine compliance with rescission timing requirements.                                                                                    Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds   COMMENT: 2019/XX/XX: RTC not dated by borrowers.
                                                      Position: 1 - EV3                                                                                                                                                                state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                       Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
571201844 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                                B           No       Yes       Final HUD1   OH    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
571201955 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:                                                                                                               D           Yes      Yes       HUD1, not    ID    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                signed or
                                                                                                                                                                                                                                       *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho                                                                                                                                                        stamped
                                                                                                                                                                                                                                       Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
571201748 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                                       Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form.
                                                                                                                                                                                                                                       The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
571201793 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                      Position: 1 - EV3                                                                           Title.                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
571201707 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
571201873 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   PA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201804 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   IL    7/XX/2005    Refinance     Primary     XXX        $XXX
571202189 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201730 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           Yes      Yes       Final HUD1   CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score COMMENT: 2019/XX/XX: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                       Disclosure. - EV2                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              COMMENT: 2019/XX/XX: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2                                                  not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/XX: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
571202103 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      D           Yes      No        Missing      TX    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title                                                                                Fair Market Value" of homestead property securing loan. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means
                                                      following clauses: - EV2                                                                                                                                                         other than a court order. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas
                                                                                                                                                                                                                                       Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument
                                                                                                                                                                                                                                       does not disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                       EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6)
                                                                                                                                                                                                                                       Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202104 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      D           No       No        Missing      TX    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               Fair Market Value" of homestead property securing loan. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
571201557 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      NC    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201981 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       No        HELOC        OR    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to                                                                                                                                                         Agreement
                                                                                                                                                                                                                                       consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. -
                                                                                                                                                                                                                                       EV2
571201660 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      NV    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201753 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        WA    7/XX/2006    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain preliminary nor final title.              value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      Position: 1 - EV3                                                                                                                                                                Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201654 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        FL    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201945 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        Line of      FL    11/XX/2007   UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Credit
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                                   Closing
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance                                                                                                                                                Statement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
571201788 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      Position: 1 - EV3                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
571201722 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      Position: 1 - EV3                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
571201712 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary of Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      Position: 1 - EV3                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
571202035 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain Preliminary or Final Title                able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      Position: 1 - EV3                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201704 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       Yes       HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: The first interest rate change date was not                     able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    provided on the HELOC.                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      Position: 1 - EV3                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
571201690 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is   B           Yes      No        HELOC        NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain Preliminary or Final Title                found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance   less than the state minimum of 15 days.                                                                                                      Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2                                                                                          COMMENT: 2019/XX/XX: Grace period not allowed per state (NY) - min grace period for (NY) is 15 days - note
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    states 10 days
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2                       *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      exceeds the state maximum of 2%.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to            COMMENT: 2019/XX/XX: Late charge not allowed per state (NY) - max late charge for (NY) is 2% - note states 5%
                                                                                                                                                                                                                                       consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                                       5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                      provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
571201814 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      GA    2/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain Preliminary or Final Title                (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201829 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      MD    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201552 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202109 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      D           No       No        Missing      TX    8/XX/2004    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Fair Market Value" of homestead property securing loan. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s)
                                                                                                                                                                                                                                       exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with
                                                                                                                                                                                                                                       80% CLTV limitation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ):
                                                                                                                                                                                                                                       Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571201759 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      NJ    9/XX/2005    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                       *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201562 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible  D           Yes      No        Missing      NJ    3/XX/2006    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate         late charge of greater than 5.0% or a grace period less than 15 days.
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file,      COMMENT: 2019/XX/XX: Grace period not allowed per state (PA) - min grace period for (PA) is 15 days - note
                                                      Position: 1 - EV3                                                                                                                                                                unable to perform compliance points and fees tests. - EV3                                               states 10 days
                                                                                                                                                                                                                                       *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
571202045 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an          *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible  C           Yes      No        HELOC        NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3               late charge of greater than 5.0% or a grace period less than 15 days.                                                                        Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2019/XX/XX: Grace period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance   states 10 days
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
571201825 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201659 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        NH    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                       Agreement
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3          Title.                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
571201534 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           No       No        Line of      MI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Credit
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                                   Closing
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance                                                                                                                                                Statement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
571201537 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        MO    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
571201916 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      No        HELOC        AR    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either Preliminary or Final               able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                           Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
571202023 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either a Preliminary or Final             found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    Title.                                                                               testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202291 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Final Title Policy is missing. No evidence of title in file.  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business   B           Yes      Yes       HELOC        CA    5/XX/2016    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2019/XX/XX: File does not contain either preliminary or final               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan                                     Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    title                                                                                rate used for testing. - EV2                                                                            Application Date.
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3      COMMENT: 2019/XX/XX: application date not provided
                                                                                                                                                                                                                                       Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                       Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2016, prior to three (3) business days from transaction date of 05/XX/2016. - EV2
571202147 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business   B           Yes      No        HELOC        CA    4/XX/2017    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan                                     Agreement
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                            Application Date.
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not      COMMENT: 2019/XX/XX: Document not found in file.
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3
                                                                                                                                                                                                                                       Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                       Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017. - EV2
571202224 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      No        HELOC        TN    9/XX/2017    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              Agreement
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017. - EV2
571202246 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business   B           Yes      No        HELOC        CA    12/XX/2017   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan                                     Agreement
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                            Application Date.
                                                                                                                                                                                                                                       *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge COMMENT: 2019/XX/XX: Verified date, missing 1003 exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3
                                                                                                                                                                                                                                       Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                       Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2017, prior to three (3) business days from transaction date of 12/XX/2017. - EV2
571202167 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           No       Yes       Final HUD1   TX    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201763 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   NV    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201655 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
571202152 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Guarantor Agreement not provided - EV3                                                                                                              Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to                                                                                                                                                         Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
571201652 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                    found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202111 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NC    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201672 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201600 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       HELOC        IN    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                    Agreement
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                    *** (OPEN) Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         exceeds the state maximum of $XXX. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Indiana Prepayment Penalty Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a refinance by the same lender. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201501 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      B           No       Yes       Final HUD1   WA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
571201739 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   OR    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201556 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       No        HELOC        LA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to                                                                                                                                                         Agreement
                                                                                                                                                                                                                                       consummation. A lookback was performed to determine this application date. - EV2
571201961 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a                                                                                                                        B           Yes      Yes       Final HUD1   UT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a loan containing a prepayment penalty with rate/fees lower than the loan without prepay. - EV2
571201729 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   MI    1/XX/2005    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202347 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   IL    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to the borrower. - EV2                                                                         is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on          COMMENT: 2020/XX/XX: TIL itemization did not disclose $XXX settlement fee, $XXX courier fee or $XXX
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                           underwriting fee as prepaid finance charge
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202199 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   IL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not    is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       provided to the borrower. - EV2                                                                         COMMENT: 2020/XX/XX: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202236 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                B           No       Yes       Final HUD1   IL    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                    COMMENT: 2020/XX/XX: Bottom of the document has been cut off, unable to determine signed or dated
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202166 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                     B           Yes      Yes       Final HUD1   IN    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                       Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                                                       days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201688 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE                                                                                                               B           Yes      Yes       Final HUD1   NJ    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                       *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage
                                                                                                                                                                                                                                       Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
571201941 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on                                                                                                                        B           Yes      Yes       Final HUD1   MN    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571202290 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      Yes       Final HUD1   MN    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible
                                                                                                                                                                                                                                       Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota
                                                                                                                                                                                                                                       Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2
571201939 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan:                                                                                                                 B           No       Yes       Final HUD1   MN    11/XX/2007   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                       APR on subject loan of 8.03238% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of USTreasury XX.XX% + XX.XX%, or XX.XX%.  Compliant Subprime Loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not
                                                                                                                                                                                                                                       Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
571201882 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without                                                                                                                   B           Yes      Yes       Final HUD1   NJ    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower
                                                                                                                                                                                                                                       did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
571201666 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   AZ    1/XX/2012    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201764 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):                                                                                                                  B           Yes      Yes       Final HUD1   MA    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate:
                                                                                                                                                                                                                                       Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
571202267 XXX       XXX    XXX       3                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                     *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:                                                                                                               D           No       Yes       HUD1, not    WI    6/XX/2005    Refinance     Second Home XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2020/XX/XX: Only page XXX of Note in file                                   HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                signed or
                                                      *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2                 *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                                   stamped
                                                                                                                                                  COMMENT: 2020/XX/XX: Missing pages XXX & XXX                                         found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
571202200 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   IL    10/XX/2005   Purchase      Primary     XXX        $XXX
571202165 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           No       Yes       Final HUD1   MD    3/XX/2005    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                       Disclosure. - EV2                                                                                                                                                                                                                                                                    Permanent
571201697 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
571201687 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Estimated    CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              HUD1
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
571201675 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Estimated    CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              HUD1
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
571201651 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                    B           No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
571201594 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable                                                                                                                 B           No       Yes       Final HUD1   ID    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201727 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         exceeds state maximum due to missing information. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201546 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   WI    8/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201850 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                                B           Yes      No        Final HUD1   NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201676 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate                                                                                                                      B           No       Yes       Final HUD1   CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       increase may be invalid due to borrower not being permitted to prepay the loan without penalty within
                                                                                                                                                                                                                                       90 days of notification of any increase in the interest rate, depending on the lender's license type. -
                                                                                                                                                                                                                                       EV2
571201952 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                                                  B           No       Yes       Final HUD1   MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1
                                                      Position: 1 - EV3                                                                                                                                                                exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
571201912 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
571202084 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1                                                                                                                     D           No       No        Missing      TX    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                        Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201871 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      PA    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                               (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202186 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business   B           Yes      Yes       Itemization  FL    6/XX/2016    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan                                     referenced
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                            Application Date.                                                                                                                            in Agreement
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3      COMMENT: 2021/XX/XX: Missing initial loan application date.
                                                                                                                                                                                                                                       Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                       Initial Loan Application Date. - EV2
571202305 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        3           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business   C           Yes      Yes       Itemization  NC    7/XX/2016    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan                                     referenced
                                                                                                                                                                                                                                       Loan. - EV3                                                                                             Application Date.                                                                                                                            in Agreement
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not         COMMENT: 2021/XX/XX: Missing initial loan application date.
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2016 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First
                                                                                                                                                                                                                                       lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3
                                                                                                                                                                                                                                       Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                       Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2016, prior to three (3) business days from transaction date of 07/XX/2016. - EV2
571202268 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Itemization  AL    8/XX/2017    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              referenced
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                                                                                                                                                                         in Agreement
                                                                                                                                                                                                                                       *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017. - EV2
571202316 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        3           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-                                                                                                                 C           Yes      Yes       Itemization  NC    12/XX/2018   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost                                                                                                                                                   referenced
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Loan. - EV3                                                                                                                                                                                                                                          in Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2018 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2018, prior to three (3) business days from transaction date of 12/XX/2018. - EV2
571202198 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Itemization  WV    1/XX/2019    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              referenced
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                                                                                                                                                                         in Agreement
                                                                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA
                                                                                                                                                                                                                                       Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three
                                                                                                                                                                                                                                       (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2
                                                                                                                                                                                                                                       *** (OPEN) Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 12/XX/2018 was used which is one (1) month prior to
                                                                                                                                                                                                                                       Consummation Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                                       $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2
                                                                                                                                                                                                                                       *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged
                                                                                                                                                                                                                                       for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer
                                                                                                                                                                                                                                       Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2
                                                                                                                                                                                                                                       *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible
                                                                                                                                                                                                                                       Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty. - EV2
571202173 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Itemization  IN    6/XX/2019    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              referenced
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                                                                                                                                                                         in Agreement
                                                                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-
                                                                                                                                                                                                                                       Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.
                                                                                                                                                                                                                                       Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2019) - EV2
                                                                                                                                                             *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Indiana Prepayment Penalty: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable-rate mortgage loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202237 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Itemization  CA    5/XX/2020    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              referenced
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2                                                                                                                                                                                                                         in Agreement
                                                                                                                                                                                                                                       *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2020 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2020, prior to three (3) business days from transaction date of 05/XX/2020. - EV2
571201966 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      WV    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
571202080 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas                                                                                                                     D           No       No        Missing      TX    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
571202095 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                   D                    No        Missing      TX    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
571202094 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1                                                                                                                     D           No       No        Missing      TX    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         was not provided copy of Application 1 day prior to closing. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section
                                                                                                                                                                                                                                       50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                       Extensions of Credit. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
571202184 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NC    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2
571202235 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   FL    7/XX/2000    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 07/XX/2000 which is 0 months prior to
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202185 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   FL    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as
                                                      following clauses: - EV2                                                                                                                                                         disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202171 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   GA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202279 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   MS    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance   is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              testing. - EV2                                                                                          COMMENT: 2024/XX/XX: Disclosed payment on note does not correspond with the loan amount, loan term, and
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  interest rate on the loan and the itemization did not disclose $XXX Attorney fee as a prepaid finance charge.
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                                       5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                       Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000 12:00:00 AM. - EV2
571202191 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Prepayment Penalty Second Lien: Texas Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan with an interest rate greater than 10%. Interest rate on loan is
                                                                                                                                                                                                                                       11.50000%. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
571202099 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202160 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       HELOC        GA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3                                                                                                                                                                             Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002 12:00:00 AM. - EV2
571202228 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       HUD1, not    GA    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3                                                                                                                                                                             signed or
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                                                   stamped
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
571202141 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       Final HUD1   GA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Note Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571202135 XXX       XXX    XXX       3                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       Final HUD1   GA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002 12:00:00 AM. - EV2
571202225 XXX       XXX    XXX       3                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       Final HUD1   GA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002 12:00:00 AM. - EV2
571202210 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):       *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                       C           Yes      Yes       Final HUD1   GA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3                                COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
571202132 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       HELOC        GA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3                                                                                                                                                                             Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002 12:00:00 AM. - EV2
571202128 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       Final HUD1   GA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202239 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (State Covered Loan) Georgia Covered Loan - Subordinate Lien (Calculated APR/Rate): Georgia                                                                                                                C           Yes      Yes       HELOC        GA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          Fair Lending Act - Covered Loan: APR Threshold exceeded either the X.XXXX plus X.X% or the greater of                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                X.XXXX and X.XXXX plus X%. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):
                                                                                                                                                                                                                                       Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202162 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   TX    6/XX/2006    Purchase      Second Home XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3
571202159 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as
                                                      following clauses: - EV2                                                                                                                                                         disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2
571202168 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      TX    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing
                                                                                                                                                                                                                                       Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202247 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   GA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202130 XXX       XXX    XXX       3                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all                                                                                                                        C           No       Yes       Final HUD1   TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM. - EV2
571202308 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    6/XX/2005    Refinance     Investment  XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
571202306 XXX       XXX    XXX       3                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(t)(5))  CLTV exceeds 80% of the value: Texas Constitution Section 50(t)(5): CLTV of                                                                                                                  C           No       Yes       Final HUD1   TX    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          80.27525% exceeds XX% of $XXX (the value reflected on valuation). - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571202270 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005 12:00:00 AM. - EV2
571202121 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005 12:00:00 AM. - EV2
571202097 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      C           No       Yes       Final HUD1   TX    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                                                                                                       Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571202338 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571202106 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all                                                                                                                        C           No       Yes       Final HUD1   TX    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004 12:00:00 AM. - EV2
571202211 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202087 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NM    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571202105 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202137 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006 12:00:00 AM. - EV2
571202090 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571202116 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202321 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
571202248 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006 12:00:00 AM. - EV2
571202178 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006 12:00:00 AM. - EV2
571202134 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
571202081 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202091 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 1/XX/2007 12:00:00 AM. - EV2
571202315 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 1/XX/2007 12:00:00 AM. - EV2
571202086 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202229 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   TX    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202118 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX                                                                                                                    B           No       Yes       Final HUD1   TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM. - EV2
571202085 XXX       XXX    XXX       1                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided
571202319 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      Yes       Final HUD1   TX    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
571202213 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File contains post closing documentation and only the Security Instrument from origination.
571202196 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        GA    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202333 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              disbursement date for compliance testing. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202254 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) (TX50(t)(5))  CLTV exceeds XX.XX% of the value: Texas Constitution Section 50(t)(5): CLTV of                                                                                                               C           No       Yes       Final HUD1   TX    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       XX.XX% exceeds XX.XX% of $XXX (the value reflected on valuation). - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
571202323 XXX       XXX    XXX       1                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   TX    5/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided
571202324 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      Yes       Final HUD1   TX    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          provided to the borrower within three (3) days of application. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202309 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   TX    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3
571202253 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File contains only post closing documentation.
571202212 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 2/XX/2004 12:00:00 AM. - EV2
571202243 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        NY    1/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202093 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           No       No        Final HUD1   TX    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
571202283 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202119 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      Yes       Final HUD1   TX    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202115 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      No        Final HUD1   TX    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          provided to the borrower. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202280 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      No        Final HUD1   TX    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         provided to the borrower within three (3) days of application. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
571202120 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      No        Final HUD1   TX    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to the borrower. - EV2                                                                         is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  COMMENT: 2024/XX/XX: Finance Charge Variance of $XXX is due to the TIL reflecting no rate change or payment
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              increase for 10 years but note reflects rate changes monthly and beginning at first month.
                                                                                                                                                                                                                                       *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.35300% is
                                                                                                                                                                                                                                       underdisclosed from calculated APR of XX.XX% outside of XX.XX% tolerance. - EV2
571202322 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           Yes      No        Final HUD1   TX    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
571202302 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as
                                                      following clauses: - EV2                                                                                                                                                         disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202258 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   TX    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
571202336 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      No        Final HUD1   TX    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
571202304 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing                                                                                                                   D           Yes      Yes       HUD1, not    TX    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                                 signed or
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV3                                                                                                                                                                                                                                       stamped
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202269 XXX       XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              1                                                                                                                                                                                                                                 A           Yes      No        Final HUD1   TX    4/XX/2007    Purchase      Primary     XXX        $XXX
571202373 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   IN    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202392 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   MA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202370 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing                                                                                                                   D           Yes      Yes       HUD1, not    NJ    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                                 signed or
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV3                                                                                                                                                                                                                                       stamped
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202377 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   MD    9/XX/2005    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              provided to the borrower. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202375 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act  *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL APR of D           Yes      Yes       HUD1, not    PA    1/XX/1998    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          (HOEPA): APR Threshold is exceeded by XX.XX%. APR of 16.51376% exceeds a threshold of XX.XX% based on   XX.XX% is underdisclosed from calculated APR of 16.51376% outside of XX.XX% tolerance.                                                       signed or
                                                                                                                                                                                                                                       the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non- COMMENT: 2024/XX/XX: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                     stamped
                                                                                                                                                                                                                                       Compliant High Cost Loan. - EV3                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing     is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance    COMMENT: 2024/XX/XX: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                       testing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original
                                                                                                                                                                                                                                       Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-
                                                                                                                                                                                                                                       8 Form was used and property is in the 3rd circuit) - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL
                                                                                                                                                                                                                                       APR of XX.XX% is underdisclosed from calculated APR of 16.51376% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/1998, prior to three (3) business days from transaction date of 1/XX/1998 12:00:00 AM. - EV2
571202409 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act                                                                                                                D           Yes      No        Missing      NM    8/XX/2001    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          (HOEPA): APR Threshold is exceeded by XX.XX%. APR of 15.94088% exceeds a threshold of XX.XX% based on
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Compliant High Cost Loan. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 07/XX/2001 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 08/XX/2001,
                                                                                                                                                                                                                                       07/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001, 02/XX/2001. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No
                                                                                                                                                                                                                                       document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202367 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act                                                                                                                    C           Yes      Yes       Final HUD1   MI    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal Not Provided                                          (HOEPA): Points and Fees on subject loan of 8.04399% is in excess of the allowable maximum of the
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              greater of XX.XX% of the Federal Total Loan Amount and $XXX (2000). Points and Fees of $XXX on a
                                                                                                                                                                                                                                       Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2000) (an overage of $XXX or
                                                                                                                                                                                                                                       XX.XX%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 09/XX/2000 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 10/XX/2000, 09/XX/2000, 08/XX/2000, 07/XX/2000, 06/XX/2000, 05/XX/2000, 04/XX/2000. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202388 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      OK    3/XX/2000    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                        unreliable. - EV3
                                                      clause. - EV2                                                                                                                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      following clauses: - EV2                                                                                                                                                         found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202368 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   GA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         disbursement date for compliance testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571202401 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   TX    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
571202408 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        NY    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Balloon Statement: HELOC Agreement with terms providing a balloon payment does include a statement indicating that paying only the minimum periodic payments may not repay any of the principal or may repay less than the outstanding balance which could result in a balloon payment. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202366 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           No       No        Missing      SC    9/XX/2002    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Late Charge Amount Testing: South Carolina Late Charge: Note late charge of
                                                                                                                                                                                                                                       $XXX exceeds state maximum of  $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202380 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act                                                                                                                C           Yes      Yes       Final HUD1   VA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          (HOEPA): APR Threshold is exceeded by XX.XX%. APR of 17.35907% exceeds a threshold of XX.XX% based on
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Compliant High Cost Loan. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 10/XX/2002 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 11/XX/2002,
                                                                                                                                                                                                                                       10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note
                                                                                                                                                                                                                                       P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202393 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              unreliable. - EV3
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202396 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      IL    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         unreliable. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202391 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         unreliable. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      following clauses: - EV2                                                                                                                                                         found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202385 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      KY    1/XX/2003    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202394 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                          *** (OPEN) Missing Document: HUD-1 Addendum not provided                                                      D           Yes      Yes       Final HUD1   CA    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not COMMENT: 2024/XX/XX: Line 1115 for a $XXX charge states Refer to attachment but the attachment was not
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance   provided.
                                                                                                                                                                                                                                       testing. - EV2                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              COMMENT: 2024/XX/XX: Line 1115 has a fee amount of $XXX but says Refer to Attachment. The attachment is not
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      in the file so the fees were added. Loan passes high cost testing with the fee included.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202376 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act      *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL APR of C           Yes      Yes       Final HUD1   AL    6/XX/1997    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         (HOEPA): Points and Fees on subject loan of 12.97185% is in excess of the allowable maximum of the      XX.XX% is underdisclosed from calculated APR of 15.08775% outside of XX.XX% tolerance.
                                                      Position: 1 - EV3                                                                                                                                                                greater of XX.XX% of the Federal Total Loan Amount and $XXX (1997). Points and Fees of $XXX on a        COMMENT: 2024/XX/XX: TIL itemization did not disclose assignment recording fees of $XXX, Attorney's fees of
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (1997) (an overage of $XXX or $XXX and prepaid interest fees of $XXX but did disclose $XXX Doc Prep fee.
                                                                                                                                                                                                                                       XX.XX%).  Non-Compliant High Cost Loan. - EV3                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX
                                                                                                                                                                                                                                       *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial            is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       application date.  An application date of 05/XX/1997 was used for Compliance testing.  The loan would   COMMENT: 2024/XX/XX: TIL itemization did not disclose assignment recording fees of $XXX, Attorney's fees of
                                                                                                                                                                                                                                       result in a High Cost failure due to points and fees test failure based on the following application    $XXX and prepaid interest fees of $XXX but did disclose $XXX Doc Prep fee.
                                                                                                                                                                                                                                       dates 06/XX/1997, 05/XX/1997, 04/XX/1997. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL
                                                                                                                                                                                                                                       APR of XX.XX% is underdisclosed from calculated APR of 15.08775% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202378 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   MD    9/XX/2005    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              provided to the borrower. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202398 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation.
571202390 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation.
571202399 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal Not Provided                                          found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as
                                                      Position: 1 - EV3                                                                                                                                                                disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202407 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      IL    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         unreliable. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202387 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   HI    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                        disbursement date for compliance testing. - EV2
                                                      clause. - EV2                                                                                                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
571202381 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   MD    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              provided to the borrower. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202404 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
571202406 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CA    6/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         unreliable. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      following clauses: - EV2                                                                                                                                                         found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202379 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      TN    5/XX/2000    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not Provided.                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202369 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   MA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202383 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  Stamped Title Company Closing Statement Used For Fee Testing Material:                                                                                                               D           No       Yes       Stamped      CA    1/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                       Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                               Title Co.
                                                                                                                                                                                                                                       Local compliance testing. - EV3                                                                                                                                                                                                                      Closing
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Statement
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202405 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation.
571202389 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10                                                                                                                B           Yes      Yes       Final HUD1   CA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or
                                                                                                                                                                                                                                       District of Columbia) - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202397 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing                                                                                                                   D           Yes      Yes       HUD1, not    CA    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                                 signed or
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              testing. - EV3                                                                                                                                                                                                                                       stamped
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202382 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   MA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202371 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           No       No        Missing      KY    11/XX/1999   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202402 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 12:00:00 AM. - EV2
571202395 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as
                                                      following clauses: - EV2                                                                                                                                                         disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202384 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   WA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Note Interest Accrual Start Date of 03/XX/2008 used as disbursement date for compliance
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202244 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202357 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed                                                                                                               C           Yes      Yes       Final HUD1   TX    8/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not
                                                      Position: 1 - EV3                                                                                                                                                                properly executed by the Lender. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1
                                                                                                                                                                                                                                       Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                                                                                                                                                                                                       was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not
                                                                                                                                                                                                                                       provided on TX Home Equity Loan made on or after 1/XX/18 as required by Section 50(g). - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5))  TX Admin Code 153.86(3): maximum principal balance of the HELOC: Texas
                                                                                                                                                                                                                                       Constitution 50(t)(5); TX Admin Code 153.86(3):  The maximum principal balance of the HELOC that may be outstanding at any time was not determined on the date of closing and/or is permitted to change through the term of the HELOC. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(8)(A))  During the advance period installment can be less than the accrued interest: Texas Constitution 50(t)(8)(A):  During the period during which the owner may request advances, each installment does not equal or exceed the amount of accrued interest - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(8)(B))  During the repayment period installments are not equal: Texas Constitution
                                                                                                                                                                                                                                       50(t)(8)(B):  After the period during which the owner may request advances, installments are not substantially equal. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571202411 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) HELOC Balloon Statement: HELOC Agreement with terms providing a balloon payment does include                                                                                                               C           Yes      Yes       Final HUD1   FL    9/XX/2022    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          a statement indicating that paying only the minimum periodic payments may not repay any of the
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              principal or may repay less than the outstanding balance which could result in a balloon payment. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202410 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       HUD1, not    WA    4/XX/2021    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              signed or
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                                                                         stamped
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                       signed by borrower(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington
                                                                                                                                                                                                                                       HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
571202413 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           Yes      Yes       Final HUD1   FL    10/XX/2021   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
571202219 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202207 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2
571202260 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   TX    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202415 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   AZ    7/XX/2021    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal Not Provided                                          provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202318 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2
571202351 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    PA    2/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important                                                                                                                                                 stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202221 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
571202222 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   TX    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202355 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not                                                                                                                 C           Yes      Yes       HELOC        GA    11/XX/2022   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          provided. - EV3                                                                                                                                                                                                                                      Agreement
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202358 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act                                                                                                                C           Yes      Yes       Final HUD1   FL    2/XX/2023    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         (High-Cost Mortgage): Original Interest Rate of 14.00000% or Fully Indexed Rate of XX.XX% exceed a
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              threshold of XX.XX% based on the Average Prime Offer Rate for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202361 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1                                                                                                                     C           Yes      Yes       Final HUD1   TX    8/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                      Position: 1 - EV3                                                                                                                                                                was not provided copy of Application 1 day prior to closing. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not
                                                                                                                                                                                                                                       provided on TX Home Equity Loan made on or after 1/XX/18 as required by Section 50(g). - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571202343 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all                                                                                                                        C           No       Yes       Final HUD1   TX    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                         Disclosure to applicant within three (3) business days of application. - EV2
571202365 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    PA    4/XX/2023    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important                                                                                                                                                 stamped
                                                      Position: 1 - EV3                                                                                                                                                                Terms" disclosure not provided to borrower. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2023 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202359 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HUD1, not    MD    4/XX/2023    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2023 used as                                                                                                                                               signed or
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         disbursement date for compliance testing. - EV2                                                                                                                                                                                                      stamped
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              verified with reliable documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202325 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202363 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points                                                                                                               C           Yes      Yes       HELOC        GA    2/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         and Fees on subject loan of 6.85078% is in excess of the allowable maximum of  XX.XX% of the Total Loan                                                                                                                                              Agreement
                                                      Position: 1 - EV3                                                                                                                                                                Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              overage of $XXX or XX.XX%).  Non-Compliant High-Cost Loans. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202114 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
571202352 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    PA    11/XX/2022   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important                                                                                                                                                 stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to
                                                                                                                                                                                                                                       determine Homeownership Counseling List was provided due to missing information. - EV2
571202092 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           Yes      Yes       Final HUD1   TX    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Disclosure. - EV2
571202412 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       HUD1, not    MN    11/XX/2020   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              signed or
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                                                                                                                                                                         stamped
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2020 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not
                                                                                                                                                                                                                                       Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202163 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202354 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act                                                                                                                C           Yes      Yes       Final HUD1   NE    3/XX/2023    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         (High-Cost Mortgage): Original Interest Rate of 13.87500% or Fully Indexed Rate of XX.XX% exceed a
                                                      Position: 1 - EV3                                                                                                                                                                threshold of XX.XX% based on the Average Prime Offer Rate for comparable maturities of XX.XX% plus
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              jurisdiction allowable margin of XX.XX%.  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202416 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           Yes      Yes       HUD1, not    CA    1/XX/2022    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                            signed or
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure                                                                                                                                               stamped
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
571202320 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
571202096 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              disbursement date for compliance testing. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202356 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed                                                                                                               C           Yes      Yes       HELOC        TX    5/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Apprisal Not Provided.                                          by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not                                                                                                                                                     Agreement
                                                      Position: 1 - EV3                                                                                                                                                                properly executed by the Lender. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Revised Notice Concerning Extensions
                                                                                                                                                                                                                                       of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571202353 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    NE    4/XX/2023    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important                                                                                                                                                 stamped
                                                      Position: 1 - EV3                                                                                                                                                                Terms" disclosure not provided to borrower. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2023 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202414 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points                                                                                                               C           Yes      Yes       HELOC        GA    4/XX/2022    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          and Fees on subject loan of 6.85813% is in excess of the allowable maximum of  XX.XX% of the Total Loan                                                                                                                                              Agreement
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX.XX%).  Non-Compliant High-Cost Loans. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202362 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    OH    4/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC):                                                                                                                                                stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              "Important Terms" disclosure not provided to borrower at application. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales
                                                                                                                                                                                                                                       Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                       Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                                       Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio
                                                                                                                                                                                                                                       Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202364 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC):                                                                                                                 C           Yes      Yes       HUD1, not    CA    7/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided'                                         "Important Terms" disclosure not provided to borrower at application. - EV3                                                                                                                                                                          signed or
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                                                      stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202218 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202360 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing                                                                                                                       D           Yes      Yes       HUD1, not    IN    11/XX/2022   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         information. - EV3                                                                                                                                                                                                                                   signed or
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                                                     stamped
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Indiana Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202088 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all                                                                                                                        C           No       Yes       Final HUD1   TX    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 8/XX/2004 12:00:00 AM. - EV2
571202117 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on          *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                       B           Yes      Yes       Final HUD1   TX    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of         COMMENT: 2024/XX/XX: File does not contain origination documentation.
                                                      Position: 1 - EV3                                                                                                                                                                application. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
571202108 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       HELOC        NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Agreement
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202209 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   OH    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202255 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not                                                                                                                      D           No       No        Missing      TX    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the
                                                                                                                                                                                                                                       Fair Market Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                                                       AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the
                                                                                                                                                                                                                                       Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202238 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              disbursement date for compliance testing. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202317 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   TX    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202139 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202307 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas                                                                                                                     D           No       No        Missing      TX    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all
                                                                                                                                                                                                                                       documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                       Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act
                                                                                                                                                                                                                                       (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title
                                                                                                                                                                                                                                       Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of
                                                                                                                                                                                                                                       Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the
                                                                                                                                                                                                                                       Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202288 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                  2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   TX    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202423 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           No       No        Missing      TX    10/XX/2001   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower
                                                                                                                                                                                                                                       did not receive list of other resources where mortgage information can be found. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not
                                                                                                                                                                                                                                       receive list of available housing counseling agencies approved by HUD. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not
                                                                                                                                                                                                                                       receive a statement regarding the value of mortgage counseling. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571202422 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      TX    12/XX/2004   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     COMMENT: 2024/XX/XX: Appraisal not provided.                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202419 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      TX    5/XX/2007    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202418 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        Final HUD1   TX    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              single family residence, state and federal testing may be impacted. - EV2
571202125 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all                                                                                                                        C           No       Yes       Final HUD1   TX    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                                                       that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX
                                                                                                                                                                                                                                       50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
571202421 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   TX    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202417 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      TX    2/XX/2006    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202426 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   AZ    10/XX/2021   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not Provided.                                         provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
571202245 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       HUD1, not    AZ    11/XX/2022   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              signed or
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2                                                                                                                                                                                                                         stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202197 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       Final HUD1   AL    4/XX/2022    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202174 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HUD1, not    FL    11/XX/2022   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Valuation not provided                                          found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2022 used as                                                                                                                                               signed or
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              disbursement date for compliance testing. - EV2                                                                                                                                                                                                      stamped
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202424 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):                                                                                                                  C           Yes      Yes       Final HUD1   LA    8/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          "Billing Rights" disclosure not provided to borrower at time of account opening. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Agreement not provided to borrower at time of account opening. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202190 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        HELOC        WA    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202293 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act):                                                                                                                     C           Yes      Yes       Final HUD1   GA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                       of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002 12:00:00 AM. - EV2
571202264 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively                                                                                                               C           Yes      No        HELOC        RI    12/XX/2007   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            determine if loan is subject to Rhode Island Tangible Net Benefit - EV3                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                       *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                       Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost
                                                                                                                                                                                                                                       Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                                       Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202208 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    OH    6/XX/2022    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/27: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important                                                                                                                                                 stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales
                                                                                                                                                                                                                                       Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                       Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                                       Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio
                                                                                                                                                                                                                                       Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202242 XXX       XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            3           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not                                                                                                                      C           Yes      Yes       HUD1, not    FL    8/XX/2022    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided to borrower. - EV3                                                                                                                                                                                                                          signed or
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important                                                                                                                                                 stamped
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202201 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   AZ    9/XX/2021    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      Position: 1 - EV3                                                                                                                                                                rate used for testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202425 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed                                                                                                               C           Yes      Yes       HUD1, not    TX    10/XX/2022   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided.                                         by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not                                                                                                                                                     signed or
                                                                                                                                                                                                                                       properly executed by the Lender. - EV3                                                                                                                                                                                                               stamped
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1
                                                                                                                                                                                                                                       Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower
                                                                                                                                                                                                                                       was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas
                                                                                                                                                                                                                                       Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not
                                                                                                                                                                                                                                       provided on TX Home Equity Loan made on or after 1/XX/18 as required by Section 50(g). - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                                                       month period due to missing documentation. - EV2
                                                                                                                                                                                                                                       *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                       Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2022 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571202204 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       HUD1, not    OK    9/XX/2020    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                              signed or
                                                                                                                                                                                                                                       rate used for testing. - EV2                                                                                                                                                                                                                         stamped
                                                                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule
                                                                                                                                                                                                                                       (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                       - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
571202374 XXX       XXX              3        1                                                                                                                                                                            3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: Missing core documents needed to begin review:  Initial and final 1003s, 1008/Approval, credit report, all income documentation, all asset documentation, appraisal, title docs, flood cert, and all
                                                                                                                                                                                                                                                                                                                                               Loan Estimates and Closing Disclosures.
571202420 XXX       XXX              3        1                                                                                                                                                                            3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: Missing core documents needed to begin review:  Initial and final 1003s, 1008/Approval, credit report, all income documentation, all asset documentation, appraisal, title docs, and all Loan
                                                                                                                                                                                                              Estimates and Closing Disclosures.
571202155 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      GA    12/XX/2007   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202295 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           No       No        Missing      OK    12/XX/2004   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202158 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement  B           No       Yes       HELOC        RI    2/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance   not provided to borrower at time of account opening.                                                                                         Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2                                                                                          COMMENT: 2024/XX/XX: The security instrument notary date is January XX, 2006 whereas the printed note date is
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed    2/XX/2006.
                                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201568 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
571201635 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment                                                                                                                    B           Yes      Yes       Final HUD1   GA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201507 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   SC    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                       Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
571201627 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           Yes      Yes       Final HUD1   GA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201824 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MA    6/XX/2004    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201610 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   WI    7/XX/2004    Refinance     Second Home XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201910 XXX       XXX    XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   WI    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3
571201539 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   NJ    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201628 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   NC    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201581 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Indiana Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum                                                                                                               B           No       Yes       Final HUD1   IN    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201773 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   NJ    4/XX/2004    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
571201624 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CO    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 3/XX/2004 12:00:00 AM. - EV2
571201611 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee                                                                                                                   B           Yes      Yes       Final HUD1   IL    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
571201998 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        MI    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 6/XX/2004 12:00:00 AM. - EV2
571201963 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005 12:00:00 AM. - EV2
571202036 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not                                                                                                                  B           Yes      Yes       Final HUD1   IL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 9/XX/2005 12:00:00 AM. - EV2
571201626 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                               B           No       Yes       Final HUD1   MN    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         state maximum due to missing information. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201691 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201752 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   RI    8/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
571201693 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 3/XX/2005 12:00:00 AM. - EV2
571201621 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NC    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. HELOC Initial Draw Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                       - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201863 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NJ    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201723 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004 12:00:00 AM. - EV2
571201766 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   WI    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571201602 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth                                                                                                                 B           No       Yes       Final HUD1   FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571201517 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        AZ    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 3/XX/2005 12:00:00 AM. - EV2
571201819 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           No       Yes       Final HUD1   VA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided.                                         Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201757 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                B           No       Yes       Final HUD1   MI    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201999 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NJ    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571201644 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Final HUD1   CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571201565 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 9/XX/2005 12:00:00 AM. - EV2
571201866 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                                B           No       Yes       Final HUD1   FL    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
571201605 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   FL    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201784 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 5/XX/2005 12:00:00 AM. - EV2
571201609 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OH    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571201888 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   MA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571201543 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   PA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3
571201553 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   MO    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201900 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   PA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201689 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           No       Yes       Final HUD1   PA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201746 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   IN    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571202048 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005 12:00:00 AM. - EV2
571201692 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571201695 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005 12:00:00 AM. - EV2
571201745 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   CT    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1
                                                      Position: 1 - EV3                                                                                                                                                                exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201566 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           Yes      Yes       Final HUD1   NY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and
                                                      Position: 1 - EV3                                                                                                                                                                local high cost testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201555 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   GA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided.                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201569 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    NC    6/XX/2005    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201972 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           No       Yes       Final HUD1   VA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201769 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NJ    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                      Position: 1 - EV3                                                                                                                                                                Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201583 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   MI    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201560 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   IL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571201903 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   FL    9/XX/2005    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201907 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   MD    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201542 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   AZ    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Note Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004 12:00:00 AM. - EV2
571201670 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       HELOC        NV    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Agreement
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571201629 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           Yes      Yes       Final HUD1   GA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          Disclosure. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201944 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                B           No       Yes       Final HUD1   MI    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201519 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   IL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and
                                                      Position: 1 - EV3                                                                                                                                                                local high cost testing. - EV2
571201572 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   MD    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to
                                                      Position: 1 - EV3                                                                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201623 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   VA    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201595 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   FL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
571201579 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                B           No       Yes       Final HUD1   MI    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201530 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   MD    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201504 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                 B           No       Yes       Final HUD1   AL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         state maximum due to missing information. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201615 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Indiana Prepayment Penalty Second Lien Testing: Indiana Prepayment Penalty: Loan prepay term                                                                                                               B           No       Yes       Final HUD1   IN    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       of 60 months exceeds state maximum of 36 months. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
571201684 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
571201840 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure                                                                                                                    B           Yes      Yes       Final HUD1   GA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201802 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OH    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal is not provided                                       found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571201875 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571201794 XXX       XXX    XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   NY    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3
571201653 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        NV    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571201726 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   NY    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571201597 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201724 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       HUD1, not    CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              stamped
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571201702 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2
571202049 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201561 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   NM    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 2/XX/2007 12:00:00 AM. - EV2
571201969 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   ID    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho
                                                                                                                                                                                                                                       Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 1/XX/2007 12:00:00 AM. - EV2
571201606 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201636 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Illegible    WI    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance                                                                                                                                                HUD1
                                                                                                                                                                                                                                       testing. - EV2
571201795 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                 B           No       Yes       Final HUD1   AL    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201895 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM. - EV2
571201889 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201703 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 4/XX/2007 12:00:00 AM. - EV2
571201527 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                B           No       Yes       Final HUD1   MI    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          state maximum due to missing information. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201622 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           No       Yes       Final HUD1   FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201599 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   MD    6/XX/2006    Refinance     Primary     XXX        $XXX
571201619 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
571201911 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           Yes      Yes       Final HUD1   NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
571201516 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NC    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien
                                                      Position: 1 - EV3
571201694 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Estimated    CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance                                                                                                                                                HUD1
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201533 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   IL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not Provided                                          single family residence, state and federal testing may be impacted. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201799 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   NH    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201890 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   CA    7/XX/2006    Purchase      Investment  XXX        $XXX
571201617 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OH    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 6/XX/2006 12:00:00 AM. - EV2
571201938 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Estimated    NJ    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                              HUD1
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 3/XX/2005 12:00:00 AM. - EV2
571202017 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   HI    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 4/XX/2007 12:00:00 AM. - EV2
571201540 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006 12:00:00 AM. - EV2
571201544 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal  not provided                                         found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 3/XX/2006 12:00:00 AM. - EV2
571201545 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201683 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003 12:00:00 AM. - EV2
571201582 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
571201772 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           Yes      Yes       Final HUD1   NJ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3
571201796 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CT    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201958 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   GA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201962 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   KY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201841 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not Provided.                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2
571201631 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                               B           No       Yes       Final HUD1   MN    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202020 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2
571202007 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OR    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 4/XX/2007 12:00:00 AM. - EV2
571201528 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        OH    11/XX/1999   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/1999, prior to three (3) business days from transaction date of 11/XX/1999 12:00:00 AM. - EV2
571201616 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: Loan file contains only post closing documentation.
571202042 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MI    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201571 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure                                                                                                                    B           No       Yes       Final HUD1   KS    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571202002 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        FL    11/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202010 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      No        HELOC        IL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 1/XX/2008 12:00:00 AM. - EV2
571201886 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      MD    12/XX/2005   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         not in file or does not disclose fees, any applicable Federal, State or Local compliance testing
                                                      Position: 1 - EV3                                                                                                                                                                impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201964 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        HELOC        FL    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201725 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201994 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       HELOC        NJ    4/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Agreement
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202009 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           No       No        HELOC        CA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                                                 Agreement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201845 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NJ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
571201700 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        HELOC        WA    6/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                       Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                      Position: 1 - EV3                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201995 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      FL    7/XX/2004    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202044 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an                                                                                                                        C           Yes      No        HELOC        NJ    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                            Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 2/XX/2008 12:00:00 AM. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201529 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                 B           No       No        Final HUD1   AL    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201522 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   IL    3/XX/2003    Purchase      Primary     XXX        $XXX
571201613 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OH    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
571201614 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   IN    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Indiana Prepayment Penalty Second Lien Testing: Indiana Prepayment Penalty: Maximum
                                                                                                                                                                                                                                       calculated prepay of $XXX exceeds the state maximum of 2% of the amount prepaid ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002 12:00:00 AM. - EV2
571201584 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Indiana Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum                                                                                                               B           No       Yes       Final HUD1   IN    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         due to missing information. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201603 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MI    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571201590 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   KS    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
571201826 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Illegible    CA    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              HUD1
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201633 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   IL    11/XX/2004   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
571201618 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   WI    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           position.: Lien Position: 1                                                          found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance
                                                                                                                                                  COMMENT: 2024/XX/XX: Missing 1st Lien documents                                      testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201573 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   KS    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 7/XX/2004 12:00:00 AM. - EV2
571201982 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   MA    1/XX/2004    Purchase      Investment  XXX        $XXX
571201620 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OH    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Alternate Prepayment Penalty XXXLA Testing: Ohio Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                       Prepay language states prepay will not exceed maximum permitted by applicable law.] - EV2
571201891 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   KS    12/XX/2003   Purchase      Primary     XXX        $XXX
571201521 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    WA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201787 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MN    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not Provided.                                         found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201731 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201854 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CA    10/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201547 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201601 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MS    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
571201808 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MI    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
571201914 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   MA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to
                                                      Position: 1 - EV3                                                                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
571201663 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NY    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
571201625 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                  B           No       No        Final HUD1   TX    1/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            provided to the borrower. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on
                                                      Position: 1 - EV3                                                                                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              application. - EV2
                                                      following clauses: - EV2                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201965 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      No        Final HUD1   TX    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not    is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                      clause. - EV2                                                                                                                                                                    provided to the borrower within three (3) days of application. - EV2                                    COMMENT: 2024/XX/04: TIL indicates the initial payment will stay the same for 120 months but the Note
                                                                                                                                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on          indicates the interest rate will change monthly starting and so will the payment.
                                                                                                                                                                                                                                       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is
                                                                                                                                                                                                                                       application. - EV2                                                                                      underdisclosed from calculated APR of 6.09183% outside of XX.XX% tolerance.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  COMMENT: 2024/XX/04: TIL indicates the initial payment will stay the same for 120 months but the Note
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              indicates the interest rate will change monthly starting and so will the payment.
                                                                                                                                                                                                                                       *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is
                                                                                                                                                                                                                                       underdisclosed from calculated APR of 6.09183% outside of XX.XX% tolerance. - EV2
571201747 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No                           11/XX/2006
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
571201867 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
571201588 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
571201523 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
571201831 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CA    9/XX/2003    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201714 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                                                       B           Yes      Yes       Final HUD1   NM    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                        rate used for testing. - EV2
                                                      clause. - EV2                                                                                                                                                                    *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201765 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as
                                                      following clauses: - EV2                                                                                                                                                         disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
571201716 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201922 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201685 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as
                                                      following clauses: - EV2                                                                                                                                                         disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201760 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NY    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
571201585 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   VA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201813 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  Stamped Title Company Closing Statement Used For Fee Testing Material:                                                                                                               D           Yes      Yes       Stamped      CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                               Title Co.
                                                                                                                                                                                                                                       Local compliance testing. - EV3                                                                                                                                                                                                                      Closing
                                                                                                                                                                                                                                       *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6                                                                                                                                                Statement
                                                                                                                                                                                                                                       months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201812 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) (State High Cost) California Covered Loan (Calculated APR/Rate): California Anti-Predatory                                                                                                                 D           Yes      Yes       Un-Stamped   CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Lending Statute: APR Threshold is exceeded by XX.XX %. APR of 13.01772% exceeds a threshold of XX.XX%                                                                                                                                                Title Co.
                                                                                                                                                                                                                                       based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of                                                                                                                                                   Closing
                                                                                                                                                                                                                                       XX.XX%.  Non-Compliant High Cost Loan. - EV3                                                                                                                                                                                                         Statement
                                                                                                                                                                                                                                       *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 04/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 04/XX/2006,
                                                                                                                                                                                                                                       03/XX/2006, 02/XX/2006. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Final HUD-1:  Un-Stamped Title Company Closing Statement Used For Fee Testing
                                                                                                                                                                                                                                       Material: Missing Final HUD-1: UnStamped Title Company Closing Statement used for any applicable
                                                                                                                                                                                                                                       Federal, State or Local compliance testing. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2006 which is 4 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201983 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201742 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      No        Final HUD1   NY    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201918 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       Final HUD1   PA    11/XX/2006   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
571201682 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   PA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         disbursement date for compliance testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201743 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           No       Yes       Final HUD1   AK    8/XX/2006    Purchase      Primary     XXX        $XXX
571201740 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   TX    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202026 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   VA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201956 XXX       XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   NV    2/XX/2007    Purchase      Primary     XXX        $XXX
571201923 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10                                                                                                                B           Yes      Yes       Final HUD1   CT    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     COMMENT: 2024/XX/XX: Appraisal not provided                                          or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or
                                                      Position: 1 - EV3                                                                                                                                                                District of Columbia) - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202046 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   CA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided.                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      COMMENT: 2024/XX/XX: TIL itemization did not disclose an Origination fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201638 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   NY    8/XX/2006    Purchase      Investment  XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201783 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   GA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Note Interest Accrual Start Date of 02/XX/2006 used as disbursement date for compliance
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note
                                                                                                                                                                                                                                       P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201832 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   GA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: No Appraisal provided.                                          Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201872 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable   COMMENT: 2024/XX/XX: TIL itemization did not disclose a wiring fee of $XXX and courier fee of $XXX as prepaid
                                                                                                                                                                                                                                       to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2    finance charges.
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                                                                       Unable to test Bill of Rights disclosure due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                                       Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201992 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201997 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   UT    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201926 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   CA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201984 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202053 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: Loan file contains only post closing documentation.
571202056 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  Un-Stamped Title Company Closing Statement Used For Fee Testing                                                                                                                      D           Yes      Yes       Un-Stamped   CA    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       COMMENT: 2024/XX/XX: Appraisal not provided.                                         Material: Missing Final HUD-1: UnStamped Title Company Closing Statement used for any applicable                                                                                                                                                     Title Co.
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                    Closing
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Statement
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202055 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   FL    9/XX/2006    Purchase      Second Home XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201920 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   WA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 2/XX/2007 12:00:00 AM. - EV2
571201943 XXX       XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
571201874 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   DE    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
571201928 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   WA    10/XX/2006   Purchase      Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201860 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   CA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201800 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       HUD1, not    CA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to                                                                                                                                                         signed or
                                                                                                                                                                                                                                       consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                     stamped
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201715 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        HUD1, not    NV    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
571201884 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202027 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      VA    12/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201640 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NY    1/XX/2007    Purchase      Primary     XXX        $XXX
571201657 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CA    10/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201827 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points                                                                                                               C           Yes      Yes       Final HUD1   GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            and Fees on subject loan of 7.00454% is in excess of the allowable maximum of  XX.XX% of the Total Loan
                                                                                                                                                                                                                                       Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX.XX%).  Non-Compliant High-Cost Loans. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 09/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 10/XX/2006, 09/XX/2006, 08/XX/2006. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201536 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   IL    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
571201520 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        Final HUD1   NJ    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003 12:00:00 AM. - EV2
571201643 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                    B           No       Yes       Final HUD1   OH    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         state maximum due to missing information. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
571201645 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   VT    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
571201705 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   MO    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
571201576 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   MO    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201532 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           No       Yes       HUD1, not    PA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                              signed or
                                                      Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                     stamped
571201538 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   SC    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                       Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 8/XX/2004 12:00:00 AM. - EV2
571201518 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal is not provided                                       found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 7/XX/2004 12:00:00 AM. - EV2
571201505 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        NY    11/XX/2003   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. HELOC Initial Draw Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                               Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201524 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   OH    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 8/XX/2004 12:00:00 AM. - EV2
571201578 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       No        HELOC        CA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003 12:00:00 AM. - EV2
571201515 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                B           No       Yes       Final HUD1   MI    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                state maximum due to missing information. - EV2
571201975 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3
571201604 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MA    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 1/XX/2004 12:00:00 AM. - EV2
571201612 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation.
571201864 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           No       Yes       Final HUD1   SC    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571201973 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
571201586 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        MI    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201510 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 1/XX/2004 12:00:00 AM. - EV2
571201608 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   IL    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 4/XX/2004 12:00:00 AM. - EV2
571201878 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       HUD1, not    CA    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              signed or
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance                                                                                                                                                stamped
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 1/XX/2004 12:00:00 AM. - EV2
571201823 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not       B           No       No        HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance   signed by borrower(s).                                                                                                                       Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2                                                                                          COMMENT: 2024/XX/XX: Borrower signed the agreement but the signature is not dated.
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                       signed by borrower(s). - EV2
571201786 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    HI    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2
571201805 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Estimated    NY    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance                                                                                                                                                HUD1
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2
571201852 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       HUD1, not    CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
571201870 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   LA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004 12:00:00 AM. - EV2
571201979 XXX       XXX    XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NJ    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3
571201514 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   VA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 7/XX/2004 12:00:00 AM. - EV2
571201677 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Note Interest Accrual Start Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201502 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                 B           No       Yes       Final HUD1   AL    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         state maximum due to missing information. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 9/XX/2003 12:00:00 AM. - EV2
571201953 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: File does not contain origination documentation except for the Security Instrument.
571201904 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                 B           No       Yes       HELOC        AL    10/XX/2003   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            state maximum due to missing information. - EV2                                                                                                                                                                                                      Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not
                                                      Position: 1 - EV3                                                                                                                                                                permitted under the Consumer Credit Act. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Balloon Statement: HELOC Agreement with terms providing a balloon payment does include a statement indicating that paying only the minimum periodic payments may not repay any of the principal or may repay less than the outstanding balance which could result in a balloon payment. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201570 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   TN    8/XX/1997    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided.                                         exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and
                                                      Position: 1 - EV3                                                                                                                                                                local high cost testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
571201782 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: TIL itemization did not disclose a Title courier fee of $XXX and wire fee $XXX as prepaid finance charge.
571202031 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   PA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to
                                                      Position: 1 - EV3                                                                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
571201801 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201671 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   GA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571201924 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   MS    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
571201709 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      NM    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                        unreliable. - EV3
                                                      clause. - EV2                                                                                                                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      following clauses: - EV2                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
571201736 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   IN    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 7/XX/2004 12:00:00 AM. - EV2
571201951 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not                                                                                                                    B           No       Yes       Final HUD1   OH    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
571201896 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571201893 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      MD    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         not in file or does not disclose fees, any applicable Federal, State or Local compliance testing
                                                      Position: 1 - EV3                                                                                                                                                                impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
571201500 XXX       XXX    XXX       3                                                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing                                                                                                                   D           Yes      Yes       HUD1, not    MS    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                                 signed or
                                                                                                                                                                                                                                       testing. - EV3                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or
                                                                                                                                                                                                                                       District of Columbia) - EV2
571201932 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   WA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2
571201641 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           No       Yes       Final HUD1   WA    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Disclosure. - EV2
571201563 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MI    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal is not provided                                       found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2002 12:00:00 AM. - EV2
571202030 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       No        HELOC        CA    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Agreement
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 2/XX/2003 12:00:00 AM. - EV2
571201838 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth                                                                                                                 B           No       Yes       Final HUD1   IL    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 8/XX/2003 12:00:00 AM. - EV2
571201970 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201531 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   MA    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided.                                         exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201559 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   SC    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to
                                                      Position: 1 - EV3                                                                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
571201580 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        NY    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 8/XX/2002 12:00:00 AM. - EV2
571201587 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CT    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 2/XX/2003 12:00:00 AM. - EV2
571201535 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        PA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002 12:00:00 AM. - EV2
571201503 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        HELOC        MI    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002 12:00:00 AM. - EV2
571201589 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        MI    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 1/XX/2003 12:00:00 AM. - EV2
571201508 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       No        HUD1, not    CA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA                                                                                                                                                signed or
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                              stamped
571201851 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance                                                                                                                                                signed or
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2                                                                                                                                                                                                                                       stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2
571201549 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           Yes      No        Final HUD1   NJ    4/XX/2004    Refinance     Primary     XXX        $XXX
571201646 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure                                                                                                                    B           No       Yes       Final HUD1   RI    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-
                                                                                                                                                                                                                                       purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
571201894 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                B           No       Yes       Final HUD1   MI    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201592 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           No       Yes       Final HUD1   MI    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                                       Affiliated Business Disclosure due to missing information. - EV2
571201558 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003 12:00:00 AM. - EV2
571201551 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NY    4/XX/2004    Refinance     Primary     XXX        $XXX
571201937 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   HI    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 5/XX/2004 12:00:00 AM. - EV2
571201509 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds                                                                                                                 B           No       Yes       Final HUD1   AL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005 12:00:00 AM. - EV2
571201977 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           Yes      Yes       Final HUD1   NC    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201936 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           No       No        Missing      FL    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201843 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004 12:00:00 AM. - EV2
571201506 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   AL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to
                                                      Position: 1 - EV3                                                                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
571201718 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   CT    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to
                                                      Position: 1 - EV3                                                                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201957 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        MI    7/XX/2002    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                       Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201648 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        NY    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201985 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points                                                                                                               C           Yes      Yes       Final HUD1   GA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         and Fees on subject loan of 6.95032% is in excess of the allowable maximum of  XX.XX% of the Total Loan
                                                      Position: 1 - EV3                                                                                                                                                                Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX.XX%).  Non-Compliant High-Cost Loans. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
571202013 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   VA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201971 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                3           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1:                                                                                                                  D           Yes      Yes       Illegible    NM    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                        Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                            HUD1
                                                      clause. - EV2                                                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                       Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
571201905 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                                B           Yes      Yes       Final HUD1   RI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201761 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201681 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           Yes      Yes       Final HUD1   MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201925 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571201642 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   PA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not Provided.                                         found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005 12:00:00 AM. - EV2
571201554 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           No       Yes       HELOC        CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided.                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                                                              Agreement
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571201754 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                               B           Yes      Yes       Final HUD1   NY    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201946 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 9/XX/2004 12:00:00 AM. - EV2
571202052 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201674 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571202014 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       HELOC        CA    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201927 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge                                                                                                               B           No       Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       exceeds state maximum due to missing information. - EV2
571201991 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   VA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2
571201791 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   IL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
571201901 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   MD    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005 12:00:00 AM. - EV2
571201853 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           Yes      Yes       Final HUD1   NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not Provided.                                         Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201512 XXX       XXX    XXX       1                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                  1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2
571202038 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   IL    5/XX/2006    Purchase      Primary     XXX        $XXX
571201637 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
571201986 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        HI    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
571202054 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: Loan file contains only post closing documentation.
571202025 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        VA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571201846 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                             *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
571202008 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
571201779 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NJ    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance
                                                      Position: 1 - EV3                                                                                                                                                                testing. - EV2
571201862 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   AZ    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2
571201859 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1                                                                                                                    B           Yes      Yes       Final HUD1   IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and
                                                      Position: 1 - EV3                                                                                                                                                                local high cost testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
571201803 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           No       Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201906 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005 12:00:00 AM. - EV2
571201865 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than                                                                                                                   B           No       Yes       Final HUD1   AZ    6/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          single family residence, state and federal testing may be impacted. - EV2
571201887 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   FL    4/XX/2007    Purchase      Investment  XXX        $XXX
571202024 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   VA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201885 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 8/XX/2006 12:00:00 AM. - EV2
571201836 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   FL    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided.                                         found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201892 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
571202032 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       HELOC        IL    1/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571201738 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        MN    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571201968 XXX       XXX    XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        1                                                                                                                                                                                                                                 A           No       Yes       Final HUD1   CA    7/XX/2004    Refinance     Primary     XXX        $XXX
571202037 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was  B           Yes      Yes       Final HUD1   IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                   not provided to the borrower by closing.
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final    COMMENT: 2024/XX/XX: TIL in file indicated to be final. Expected funding date same as disbursement and/or
                                                                                                                                                                                                                                       TIL was not provided to the borrower by closing. - EV2                                                  note date but is
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.      not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                                       to determine compliance with rescission timing requirements. - EV2
571201771 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   GA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
571202058 XXX       XXX              3                                                                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                              *** (OPEN) (Missing Doc) Incomplete loan images/file                                                          D                    No
                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/XX: Loan file contains the security instrument from origination and post closing documentation.
571202075 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    PA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 2/XX/2005 12:00:00 AM. - EV2
571202018 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NC    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Note Interest Accrual Start Date of 09/XX/2005 used as disbursement date for compliance
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to
                                                      following clauses: - EV2                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202000 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act                                                                                                                D           Yes      No        Missing      OH    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HOEPA): APR Threshold is exceeded by XX.XX%. APR of 14.86498% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-
                                                                                                                                                                                                                                       Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) (State High Cost) Ohio Covered Loan (Calculated APR/Rate): Ohio Anti-Predatory Lending Act:
                                                                                                                                                                                                                                       APR Threshold is exceeded by XX.XX%. APR of 14.86498% exceeds a threshold of XX.XX% based on the US
                                                                                                                                                                                                                                       Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-
                                                                                                                                                                                                                                       Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 06/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 07/XX/2006,
                                                                                                                                                                                                                                       06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No
                                                                                                                                                                                                                                       document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                       *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202022 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11):
                                                      Position: 1 - EV3                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      following clauses: - EV2                                                                                                                                                         found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201650 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   OH    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                                       Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form.
                                                                                                                                                                                                                                       The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Ohio Standard Prepayment Penalty XXXLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 9/XX/2006 12:00:00 AM. - EV2
571202011 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   OR    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006 12:00:00 AM. - EV2
571201987 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                       *** (OPEN) Missing Valuation:                                            3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing                                                                                                                   D           Yes      Yes       HUD1, not    CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal Not Provided.                                         Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                                 signed or
                                                                                                                                                                                                                                       testing. - EV3                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                       Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
571202028 XXX       XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   VA    8/XX/2006    Refinance     Primary     XXX        $XXX
571202001 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not                                                                                                                        B           Yes      Yes       Final HUD1   AL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571201868 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11):                                                                                                                 B           Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                       Unable to test due to missing tangible net benefit information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201934 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                         *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                           B           Yes      Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the         COMMENT: 2024/XX/XX: Appraisal not provided                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                      following clauses: - EV2                                                                                                                                                         single family residence, state and federal testing may be impacted. - EV2
571201839 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   NY    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as
                                                      Position: 1 - EV3                                                                                                                                                                disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201909 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   CT    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202006 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202034 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3        *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not    2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien    provided                                                                             found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as
                                                      Position: 1 - EV3                                                                           COMMENT: 2024/XX/XX: High-Cost testing complete - Premium and terms                  disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                         documented in file.                                                                  *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                  *** (OPEN) Missing Valuation:                                                        single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                  COMMENT: 2024/XX/XX: Appraisal not Provided.                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
571201861 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10                                                                                                                B           Yes      Yes       Final HUD1   AZ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or
                                                                                                                                                                                                                                       District of Columbia) - EV2
571201821 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   FL    11/XX/2006   Refinance     Primary     XXX        $XXX
571201837 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   AZ    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
571201741 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                    B           Yes      Yes       Final HUD1   MN    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201639 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11):                                                                                                                 B           Yes      Yes       Final HUD1   MI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable
                                                                                                                                                                                                                                       to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                       Timely): Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                       Application Date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                                       Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571201541 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10                                                                                                                B           Yes      Yes       Final HUD1   CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                         COMMENT: 2024/XX/XX: Appraisal not provided                                          or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or
                                                                                                                                                                                                                                       District of Columbia) - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201820 XXX       XXX    XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   RI    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3
571201511 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX   B           Yes      Yes       Final HUD1   MO    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2              is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business COMMENT: 2024/XX/XX: TIL itemization did not disclose a settlement fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                       Disclosure to applicant within three (3) business days of application. - EV2
571201849 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
571202043 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original
                                                                                                                                                                                                                                       Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-
                                                                                                                                                                                                                                       8 Form was used and property is in the 3rd circuit) - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
571202064 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      No        HELOC        NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
571202067 XXX       XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       Final HUD1   DE    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                       Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 3/XX/2005 12:00:00 AM. - EV2
571202072 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      NV    3/XX/2006    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202076 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as
                                                      Position: 1 - EV3                                                                                                                                                                disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                      following clauses: - EV2                                                                                                                                                         Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
571202066 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      FL    12/XX/2005   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202061 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       No        HELOC        MI    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance                                                                                                                                                Agreement
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202079 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                 B           Yes      Yes       Final HUD1   CA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      Position: 1 - EV3                                                                                                                                                                found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                       Disclosure. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
571202073 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act                                                                                                                       D           Yes      No        Missing      NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                               not in file or does not disclose fees, any applicable Federal, State or Local compliance testing
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         impacted by points and fees is unreliable. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                       Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                       "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                       Agreement not provided to borrower at time of account opening. - EV2
571202078 XXX       XXX    XXX       1                                                                                                                                                                                     1                                                                                                                                                                                                                                 A           Yes      Yes       Final HUD1   IL    5/XX/2007    Purchase      Primary     XXX        $XXX
571202068 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3               *** (OPEN) Missing Valuation:                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           Yes      Yes       Final HUD1   UT    5/XX/2000    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                     COMMENT: 2024/XX/XX: Appraisal not provided                                          found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                                              testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 5/XX/2000 12:00:00 AM. - EV2
571202060 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      WI    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wisconsin Late Charge Amount Testing Subordinate Lien: Wisconsin Late Charge: Note late charge percent of 7.03535% exceeds the state maximum of 5%. - EV2
571202074 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      MA    5/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 3.00007% exceeds the state maximum of 3%. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202063 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      MI    9/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan
                                                                                                                                                                                                                                       Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                                                                       Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                                       Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202077 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CA    8/XX/2005    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                              found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance
                                                      following clauses: - EV2                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202069 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HUD1, not    NV    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                                signed or
                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                       stamped
571202059 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        WY    6/XX/2005    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance                                                                                                                                                Agreement
                                  *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         testing. - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                       provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                       Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wyoming Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wyoming Uniform Consumer Credit Code (Balloon Disclosure Not Provided): Wyoming Uniform
                                                                                                                                                                                                                                       Consumer Credit Code:  Mortgage loan contains balloon payment that does not offer the borrower the right to refinance the amount of that payment and a disclosure was not provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required
                                                                                                                                                                                                                                       Conditions): Wyoming Uniform Consumer Credit Code:  Lender contracted for separate charge for insurance without having met required conditions. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wyoming Uniform Consumer Credit Code (Closing Cost Statement Not Provided): Wyoming Uniform
                                                                                                                                                                                                                                       Consumer Credit Code:  Full statement of closing costs to be incurred by the consumer not provided to borrower prior to any down payment or when lender made commitment to the transaction. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided): Wyoming Uniform
                                                                                                                                                                                                                                       Consumer Credit Code:  Lender did not provide borrower with accurate statement of rate. - EV2
571202062 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      CT    12/XX/2005   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         unreliable. - EV3
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202070 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      MI    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan
                                                                                                                                                                                                                                       Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                                                                       Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                                       Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                       Primary. - EV2
571202065 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                                  D           Yes      No        Missing      MI    5/XX/2007    UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                          document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                            unreliable. - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Position: 1 - EV3                                                                                                                                                                *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note
                                                                                                                                                                                                                                       P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan
                                                                                                                                                                                                                                       Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                                                                       Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                                       Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                                                       EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                                       Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                       provided. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
571202071 XXX       XXX    XXX       2                                                                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not                                                                                                               B           No       Yes       HELOC        NV    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                       found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance                                                                                                                                                Agreement
                                                                                                                                                                                                                                       testing. - EV2
                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                       Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2